UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22648

Aspiriant Trust

(Exact name of registrant as specified in charter)

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Address of principal executive offices) (Zip code)

Robert J. Francais

Aspiriant Trust

11100 Santa Monica Boulevard Suite 600

Los Angeles, California 90025

(Name and address of agent for service)

Registrant's telephone number, including area code: (310) 806-4000

Date of fiscal year end: Feb 28

Date of reporting period: November 30, 2018

Item 1. Schedule of Investments.

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 34.8%
	Australia – 0.3%
13,428	Australian Unity Office Fund - REIT	$27,383
47,500	Bendigo and Adelaide Bank Ltd.	372,094
1,910	BHP Billiton Ltd.	42,439
48,420	Caltex Australia Ltd.	977,067
22,956	Coles Group Ltd.*	196,477
62,226	Dexus - REIT	477,295
1,818	Newcrest Mining Ltd.	27,583
9,898	Rio Tinto Ltd.	533,073
9,757	South32 Ltd.	22,048
22,956	Wesfarmers Ltd.	531,635
1,434	Woolworths Group Ltd.	30,400
		3,237,494
	Austria – 0.2%
8,828	Agrana Beteiligungs A.G.	182,306
16,481	Erste Group Bank A.G.	652,336
235	Oberbank A.G.	23,731
409	OMV A.G.	20,715
2,149	Raiffeisen Bank International A.G.	63,434
12,618	UNIQA Insurance Group A.G.	121,584
1,486	Verbund A.G.	60,891
13,035	Vienna Insurance Group A.G. Wiener Versicherung Gruppe	335,741
22,404	Voestalpine A.G.	746,945
		2,207,683
	Belgium – 0.5%
7,204	Ageas	348,083
52,491	Colruyt S.A.	3,353,601
5,673	Elia System Operator S.A./N.V.	378,749
200	KBC Group N.V.	14,386
17,743	UCB S.A.	1,495,278
		5,590,097
	Bermuda – 0.9%
34,077	Arch Capital Group Ltd.*	975,284
5,929	Asian Growth Properties Ltd.	79
44,139	Assured Guaranty Ltd.	1,801,754
64,000	CK Infrastructure Holdings Ltd.	487,238
5,920	Credicorp Ltd.	1,298,197
11,083	Everest Re Group Ltd.	2,461,313
4,340	Geopark Ltd.*	66,706
108,018	Hongkong Land Holdings Ltd.	704,846
17,000	Jardine Strategic Holdings Ltd.	656,194
171,000	NWS Holdings Ltd.	360,523
960	Ocean Wilsons Holdings Ltd.	14,229

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Bermuda (Continued)
7,321	RenaissanceRe Holdings Ltd.	$970,838
345	White Mountains Insurance Group Ltd.	320,419
6,000	Wing On Co. International Ltd.	19,940
		10,137,560
	Brazil – 0.1%
14,698	Banco do Brasil S.A. - ADR	168,880
83,598	Telefonica Brasil S.A. - ADR	990,636
		1,159,516
	Canada – 1.6%
4,984	Agnico Eagle Mines Ltd.[1]	175,038
200	Automotive Properties Real Estate Investment Trust - REIT	1,468
34,404	Bank of Montreal[1]	2,564,654
39,324	Bank of Nova Scotia	2,138,457
27,326	BCE, Inc.	1,171,739
1,500	Calian Group Ltd.	33,756
45,648	Canadian Imperial Bank of Commerce	3,829,367
85	Fairfax Financial Holdings Ltd.*	40,165
5,958	George Weston Ltd.	430,802
7,690	Inovalis Real Estate Investment Trust	57,820
6,852	Magna International, Inc.	341,709
13,500	Rogers Communications, Inc. - Class B	720,088
49,218	Royal Bank of Canada	3,606,568
32,456	Toronto-Dominion Bank	1,796,061
5,200	Waste Connections, Inc.	408,126
		17,315,818
	Cayman Islands – 0.1%
466	CK Asset Holdings Ltd.	3,366
457	CK Hutchison Holdings Ltd.	4,794
13,141	Hexindai, Inc. - ADR[1]	57,820
983,000	HKT Trust and HKT Ltd.	1,423,867
		1,489,847
	Chile – 0.1%
35,706	Banco de Chile - ADR	1,040,473
8,339	Cia Cervecerias Unidas S.A. - ADR	216,647
42,388	Enel Americas S.A. - ADR	367,928
		1,625,048
	China – 0.3%
1,156,000	Bank of China Ltd. - Class H	506,829
36,850	China Construction Bank Corp. - ADR	629,214
8,046	China Petroleum & Chemical Corp. - ADR	686,646
4,821	China Telecom Corp. Ltd. - ADR	260,237

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	China (Continued)
2,418,321	Industrial & Commercial Bank of China Ltd. - Class H	$1,727,214
		3,810,140
	Colombia – 0.0%[2]
6,482	Bancolombia S.A. - ADR	259,345

	Curacao – 0.0%[2]
3,552	Retail Holdings N.V.	37,118

	Denmark – 0.4%
9,920	Carlsberg A/S - Class B	1,100,078
10,787	Coloplast A/S - Class B	1,029,891
5,741	GN Store Nord A/S	200,714
1,904	H Lundbeck A/S	78,261
915	IC Group A/S	5,842
4,216	Novo Nordisk A/S - ADR	196,550
4,396	Novo Nordisk A/S - Class B	204,464
8,039	Pandora A/S	434,371
7,305	Royal Unibrew A/S	530,382
5,130	William Demant Holding A/S*	149,993
		3,930,546
	Finland – 0.2%
1,685	Aspo Oyj	17,690
3,884	Elisa Oyj	155,943
46,305	Fortum Oyj	966,921
12,504	Kesko Oyj - B Shares	728,763
1,022	Olvi Oyj	33,498
2,401	Orion Oyj - Class A	78,850
647	Orion Oyj - Class B	21,656
13,377	Raisio Oyj	41,782
		2,045,103
	France – 0.3%
357	Caisse Regionale de Credit Agricole Mutuel de Paris et d'Ile-de-France	36,464
138	Caisse Regionale de Credit Agricole Mutuel Toulouse 31	17,967
4,645	Cie Generale des Etablissements Michelin	486,754
76	Constructions Industrielles de la Mediterranee S.A.	8,080
96	Electricite de Strasbourg S.A.	11,466
12,490	Engie S.A.	176,055
415	Fleury Michon S.A.	19,494
438	Gaumont S.A.	59,007
347	Hermes International	187,871
542	L'Oreal S.A.	127,893
171	Laurent-Perrier	18,244
783	Mr Bricolage	7,405
5,619	NetGem S.A.	6,584

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	France (Continued)
255	Pernod Ricard S.A.	$40,765
10,489	Peugeot S.A.	230,779
768	PSB Industries S.A.	39,495
7,239	Sanofi	656,290
4,381	Societe BIC S.A.	469,957
369	Societe Fonciere Lyonnaise S.A. - REIT	26,736
588	TOTAL S.A.	32,704
6,790	TOTAL S.A. - ADR	377,592
11,590	Veolia Environnement S.A.	246,970
2,946	Veolia Environnement S.A. - ADR	62,676
213	Voyageurs du Monde	25,561
		3,372,809
	Germany – 0.2%
10,156	Aareal Bank A.G.	335,007
473	Allianz S.E.	100,300
7,890	Allianz S.E. - ADR	166,716
9,248	Deutsche Telekom A.G.	162,612
1,369	Merck KGaA	151,545
4,820	Muenchener Rueckversicherungs-Gesellschaft A.G.	1,050,103
1,191	MVV Energie A.G.	34,292
5,835	Salzgitter A.G.	188,332
		2,188,907
	Guernsey – 0.6%
101,395	Amdocs Ltd.	6,581,549
2,821	PPHE Hotel Group Ltd.	57,918
23,405	Schroder Real Estate Investment Trust Ltd. - REIT	16,493
		6,655,960
	Hong Kong – 1.8%
52	AIA Group Ltd.	427
2,000	Allied Group Ltd.	11,120
322,000	BOC Hong Kong Holdings Ltd.	1,260,770
198,452	China Mobile Ltd. - ADR[1]	9,871,003
26,635	China Unicom Hong Kong Ltd. - ADR	312,695
64,000	Chinney Investments Ltd.	21,303
176,500	CLP Holdings Ltd.	1,948,404
5,314	CNOOC Ltd. - ADR	895,037
94,210	Hang Seng Bank Ltd.	2,181,743
13,000	Harbour Centre Development Ltd.	23,926
60,000	Hon Kwok Land Investment Co., Ltd.	28,707
90,420	Hong Kong & China Gas Co., Ltd.	182,570
88,000	Link REIT	839,934
58	MTR Corp. Ltd.	301

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Hong Kong (Continued)
46,500	Power Assets Holdings Ltd.	$315,532
95,000	Regal Real Estate Investment Trust - REIT	26,353
25,000	Sun Hung Kai Properties Ltd.	357,406
84,500	Swire Pacific Ltd. - Class A	936,981
198,400	Swire Properties Ltd.	692,848
		19,907,060
	India – 0.1%
129,160	Infosys Ltd. - ADR[1]	1,273,518

	Indonesia – 0.0%[2]
5,628	Telekomunikasi Indonesia Persero Tbk P.T. - ADR	145,765

	Ireland – 0.2%
3,848	Accenture PLC - Class A	633,073
5,853	Jazz Pharmaceuticals PLC*1	884,973
14,868	Mallinckrodt PLC*	353,710
2,042	Paddy Power Betfair PLC	183,322
		2,055,078
	Isle of Man – 0.0%[2]
17,821	Manx Telecom PLC	35,425

	Israel – 0.6%
15,545	Bank Hapoalim B.M.	106,793
17,176	Bank Leumi Le-Israel B.M.	113,028
15,290	Check Point Software Technologies Ltd.*	1,709,575
2,488	Dor Alon Energy in Israel 1988 Ltd.	37,578
2,131	Elbit Systems Ltd.[1]	262,667
103	Fattal Holdings 1998 Ltd.*	12,358
186,616	Israel Discount Bank Ltd. - Class A	646,233
215,630	Isramco Negev 2 L.P.	24,052
3,652	Maabarot Products Ltd.	39,755
332	Malam - Team Ltd.	31,900
12,763	Mediterranean Towers Ltd.	22,186
6,868	Minrav Projects Ltd.	7,303
21,122	Nice Ltd. - ADR*1	2,453,109
1,574	Paz Oil Co., Ltd.	241,638
479	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	24,934
13,646	Shufersal Ltd.	89,727
3,000	Strauss Group Ltd.	69,002
2,916	Taro Pharmaceutical Industries Ltd.*	314,695
3,225	Victory Supermarket Chain Ltd.	42,089
		6,248,622
	Italy – 0.2%
179,870	A2A S.p.A.	303,136
3,971	Enel S.p.A.	21,602

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Italy (Continued)
4,426	Eni S.p.A.	$71,415
20,944	Eni S.p.A. - ADR	675,444
30,621	Hera S.p.A.	84,268
145,174	Iren S.p.A.	315,719
17,172	Luxottica Group S.p.A.	1,003,504
2,019	Luxottica Group S.p.A. - ADR	117,102
2,700	Orsero S.p.A.	22,232
		2,614,422
	Japan – 3.7%
8,200	ABC-Mart, Inc.	461,427
14,900	Aeon Co., Ltd.	357,952
10,900	Aeon Hokkaido Corp.	77,986
10,100	Alfresa Holdings Corp.	268,932
2,200	Alps Logistics Co., Ltd.	17,310
1,500	Aohata Corp.	34,128
230,335	Astellas Pharma, Inc.	3,549,415
1,400	Bandai Namco Holdings, Inc.	58,909
3,600	Biofermin Pharmaceutical Co., Ltd.	87,472
35,900	Bridgestone Corp.	1,459,678
700	Bull-Dog Sauce Co., Ltd.	13,094
1,600	Canare Electric Co., Ltd.	28,600
61,767	Canon, Inc.	1,752,828
86,315	Canon, Inc. - ADR	2,441,851
5,500	Choushimaru Co., Ltd.	50,926
6,500	Chubu Electric Power Co., Inc.	97,599
1,100	Daiichi Kensetsu Corp.	16,522
2,800	Dainichi Co., Ltd.	18,387
1,200	Dynac Holdings Corp.	18,439
800	FamilyMart UNY Holdings Co., Ltd.	113,555
17,400	FUJIFILM Holdings Corp.	692,506
400	Fuso Pharmaceutical Industries Ltd.	10,024
4,000	Gourmet Kineya Co., Ltd.	42,165
1,100	Hakuyosha Co., Ltd.	29,078
2,800	Isewan Terminal Service Co., Ltd.	17,784
15,000	Isuzu Motors Ltd.	213,806
1,300	Itec Corp.	16,535
2,800	Itochu Techno-Solutions Corp.	54,219
92,300	Japan Airlines Co., Ltd.	3,332,778
39,600	Japan Post Bank Co., Ltd.	462,963
57,500	Japan Post Holdings Co., Ltd.	700,142
17,400	Japan Tobacco, Inc.	432,741
300	JFE Container Co., Ltd.	9,660
800	Jichodo Co., Ltd.	56,310

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Japan (Continued)
2,700	Jolly - Pasta Co., Ltd.	$48,311
3,400	Kakiyasu Honten Co., Ltd.	73,743
1,000	Kao Corp.	73,769
500	Kato Sangyo Co., Ltd.	15,520
14,249	KDDI Corp.	334,805
5,400	KDDI Corp. - ADR	62,856
10,400	King Co., Ltd.	45,852
3,000	Kohsoku Corp.	31,977
5,000	Makita Corp.	196,920
72,000	Marubeni Corp.	538,043
900	Maxvalu Chubu Co., Ltd.	12,322
2,700	Maxvalu Tohoku Co., Ltd.*	40,286
400	Maxvalu Tokai Co., Ltd.	9,007
18,200	Medipal Holdings Corp.	417,558
1,000	Meiko Trans Co., Ltd.	10,148
37,000	Mitsubishi Motors Corp.	227,791
22,800	Mitsubishi Tanabe Pharma Corp.	350,630
7,700	Miyoshi Oil & Fat Co., Ltd.	86,644
135,300	Mizuho Financial Group, Inc.	224,417
1,000	Morishita Jintan Co., Ltd.	21,439
1,200	Morozoff Ltd.	57,826
2,400	Nakayamafuku Co., Ltd.	11,651
21,900	Nichia Steel Works Ltd.	65,199
400	Nihon Shokuhin Kako Co., Ltd.	6,393
17,200	Nippon Telegraph & Telephone Corp.	709,518
61,545	Nippon Telegraph & Telephone Corp. - ADR	2,539,347
330,200	Nissan Motor Co., Ltd.	2,895,370
5,800	Nissin Foods Holdings Co., Ltd.	375,921
2,900	Nissui Pharmaceutical Co., Ltd.	31,131
2,000	Nittobest Corp.	14,631
356,974	NTT DOCOMO, Inc.	8,281,646
30,121	NTT DOCOMO, Inc. - ADR	696,548
4,275	Okinawa Electric Power Co., Inc.	84,985
14,266	Otsuka Holdings Co., Ltd.	697,308
6,000	OUG Holdings, Inc.	140,351
5,400	Paris Miki Holdings, Inc.	23,533
1,500	Plant Co., Ltd.	14,493
1,500	Resol Holdings Co., Ltd.	53,300
27	Rinnai Corp.	1,938
2,000	Rock Paint Co., Ltd.	13,329
1,400	S&B Foods, Inc.	57,995
5,100	Secom Co., Ltd.	431,901
18,213	Seven & i Holdings Co., Ltd.	794,745
8,500	Shimamura Co., Ltd.	723,467

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Japan (Continued)
1,234	Shin-Etsu Chemical Co., Ltd.	$110,198
3,900	Shionogi & Co., Ltd.	258,662
2,600	Shofu, Inc.	28,261
14,041	Suntory Beverage & Food Ltd.	590,469
1,100	Taiko Bank Ltd.	20,613
20,300	Tokyo Electric Power Co., Inc.*	123,422
600	Tokyu Recreation Co., Ltd.	26,582
6	Toyota Motor Corp.	363
1,437	Toyota Motor Corp. - ADR[1]	174,567
14,500	Trend Micro, Inc.	833,161
1,200	Unicafe, Inc.	13,398
13	Unicharm Corp.	407
6,800	Weds Co., Ltd.	39,135
6,586	Yamaguchi Financial Group, Inc.	68,252
2,000	Yamaya Corp.	44,907
2,600	Yamazawa Co., Ltd.	40,949
3,100	Yashima Denki Co., Ltd.	22,810
2,100	Yomeishu Seizo Co., Ltd.	44,779
1,100	Yonkyu Co., Ltd.	13,993
		40,995,213
	Jersey – 0.1%
7,138	Randgold Resources Ltd. - ADR	572,253

	Luxembourg – 0.0%[2]
14,817	Atento S.A.	74,233
23,093	B&M European Value Retail S.A.	103,253
		177,486
	Netherlands – 0.1%
2,713	ABN AMRO Group N.V. - ADR	34,482
36,400	Aegon N.V.	200,928
26,578	ForFarmers N.V.	261,312
10,135	Koninklijke Ahold Delhaize N.V. - ADR	259,963
5,286	NN Group N.V.	225,457
6,670	Sligro Food Group N.V.	279,888
		1,262,030
	New Zealand – 0.3%
4,070	Abano Healthcare Group Ltd.	19,606
4,384	Briscoe Group Ltd.*	10,457
19,158	Contact Energy Ltd.	77,393
1,125	EBOS Group Ltd.	16,635
58,872	Fisher & Paykel Healthcare Corp. Ltd.	540,231
120,276	Genesis Energy Ltd.	212,010
222,335	Goodman Property Trust - REIT	237,061

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	New Zealand (Continued)
30,944	Kathmandu Holdings Ltd.	$58,345
214,125	Mercury NZ Ltd.	523,112
30,643	Metlifecare Ltd.	116,915
46,321	PGG Wrightson Ltd.	18,149
82,191	Property for Industry Ltd.	97,742
24,994	Sanford Ltd.	116,926
22,132	SKYCITY Entertainment Group Ltd.	54,818
200,363	Spark New Zealand Ltd.	583,545
45,654	Stride Property Group	58,372
32,857	Trustpower Ltd.	136,113
30,318	Warehouse Group Ltd.	44,183
		2,921,613
	Norway – 0.3%
2,163	Equinor A.S.A.	50,668
4,691	Kongsberg Gruppen A.S.A.	67,352
29,216	Marine Harvest A.S.A.	685,892
14,812	Norsk Hydro A.S.A.	69,993
2,681	Olav Thon Eiendomsselskap A.S.A.	45,230
137,075	Orkla A.S.A.	1,135,258
2,026	Oslo Bors VPS Holding A.S.A.	25,105
60,361	Telenor A.S.A.	1,170,865
3,840	Yara International A.S.A.	154,689
		3,405,052
	Portugal – 0.1%
21,301	Jeronimo Martins SGPS S.A.	254,397
108	Ramada Investimentos E Industria S.A.	1,082
134,387	REN - Redes Energeticas Nacionais SGPS S.A.	366,851
		622,330
	Singapore – 0.1%
25,000	DBS Group Holdings Ltd.	446,445
7,499	DBS Group Holdings Ltd. - ADR	534,064
22,600	Fraser and Neave Ltd.	29,730
17,600	Hotel Grand Central Ltd.*	16,818
31,300	IREIT Global - REIT	16,891
44,500	Keong Hong Holdings Ltd.	16,218
8,000	Keppel Corp. Ltd.	35,506
210,200	Keppel Infrastructure Trust	70,526
40,100	Sheng Siong Group Ltd.	31,640
		1,197,838
	South Korea – 0.2%
62,927	SK Telecom Co., Ltd. - ADR	1,785,239

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Spain – 0.1%
14,982	Endesa S.A.	$334,723
73,650	International Consolidated Airlines Group S.A.	589,756
22,488	Repsol S.A.	387,386
5,441	Repsol S.A. - ADR	93,422
		1,405,287
	Sweden – 0.3%
7,392	AAK A.B.	107,423
5,312	Axfood A.B.	92,456
34,143	ICA Gruppen A.B.	1,240,257
5,731	Industrivarden A.B. - A Shares	120,161
5,181	John Wiley & Sons, Inc. - Class A*	286,458
23,434	Swedish Match A.B.	915,862
154,553	Telia Co. A.B.	714,777
		3,477,394
	Switzerland – 1.3%
455	Alpiq Holding A.G.*	38,666
158	Berner Kantonalbank A.G.	32,846
881	BFW Liegenschaften A.G.[1]	38,183
6,892	BKW A.G.	469,158
3,558	Chubb Ltd.	475,847
8,948	Coca-Cola HBC A.G.	267,655
6,065	Garmin Ltd.	404,293
81	Intershop Holding A.G.	39,206
7,398	Julius Baer Group Ltd.	298,398
1,489	Kuehne + Nagel International A.G.	209,635
3,063	Nestle S.A.	261,314
41,191	Nestle S.A. - ADR	3,510,297
13,203	Novartis A.G.	1,205,453
36,440	Novartis A.G. - ADR	3,335,353
4,219	Roche Holding A.G.	1,095,186
5,960	Roche Holding A.G. - ADR	193,283
6,238	Sonova Holding A.G.	1,010,404
1,052	Swatch Group A.G.	312,715
723	Swiss Life Holding A.G.	284,073
1,130	Swisscom A.G.	542,777
227	Zurich Insurance Group A.G.	71,352
2,010	Zurich Insurance Group A.G. - ADR	63,154
		14,159,248
	Taiwan – 0.8%
113,564	Chunghwa Telecom Co., Ltd. - ADR[1]	3,944,078
124,553	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	4,681,947

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	Taiwan (Continued)
353,457	United Microelectronics Corp. - ADR	$643,292
		9,269,317
	Thailand – 0.0%[2]
8,280	Kasikornbank PCL - ADR	198,720

	United Kingdom – 1.5%
177,882	3i Group PLC	1,900,176
15,206	A.G. Barr PLC	154,429
24,925	Amino Technologies PLC	37,636
15,376	Aviva PLC	79,931
1,574	BHP Group PLC	30,308
58,235	BP PLC	387,292
48,787	Britvic PLC	533,140
26,254	Burberry Group PLC	594,771
71,046	Carnival PLC - ADR	4,219,422
233,112	Centrica PLC	410,665
1,133	Diageo PLC	40,916
6,885	Eco Animal Health Group PLC	39,260
5,443	Eurocell PLC	15,540
11,477	Finsbury Food Group PLC	16,599
14,967	Harworth Group PLC	22,886
59,874	HSBC Holdings PLC - ADR	2,547,040
3,891	Imperial Brands PLC	119,937
8,159	Inchcape PLC	60,572
11,606	Legal & General Group PLC	36,346
13,159	Marshall Motor Holdings PLC	26,158
8,055	Microgen PLC	41,999
6,346	Palace Capital PLC	23,893
85,000	Persimmon PLC	2,065,983
13,891	Premier Asset Management Group PLC	33,277
1,962	Quixant PLC	8,588
5,302	Relx PLC	110,680
5,505	Royal Dutch Shell PLC - B Shares	168,581
19,352	Royal Dutch Shell PLC - Class A - ADR[1]	1,168,861
17,713	Shoe Zone PLC	41,756
43,242	SSE PLC	606,237
1,638	System1 Group PLC*	4,842
346,757	Taylor Wimpey PLC	594,768
376	Whitbread PLC	22,068
78,263	Wm Morrison Supermarkets PLC	237,689
5,951	Zegona Communications PLC	9,559
		16,411,805
	United States – 17.2%
14,432	Aaron's, Inc.[1]	675,418

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United States (Continued)
735	Addus HomeCare Corp.*	$54,552
7,272	Adtalem Global Education, Inc.*1	419,885
36,578	Aflac, Inc.	1,673,078
318,641	AGNC Investment Corp. - REIT[1]	5,639,946
256	Alliance Data Systems Corp.	51,292
11,801	Allstate Corp.	1,052,531
3,596	Alphabet, Inc. - Class A*	3,990,301
7,169	Altria Group, Inc.	393,076
349	Amazon.com, Inc.*	589,869
601	Amedisys, Inc.*1	81,886
1,144	America's Car-Mart, Inc.*	84,896
7,386	American Eagle Outfitters, Inc.	154,589
7,842	American Electric Power Co., Inc.	609,637
9,218	American Financial Group, Inc.	943,554
28,132	American National Insurance Co.	3,589,925
12,159	Anthem, Inc.	3,526,961
2,213	Apollo Commercial Real Estate Finance, Inc. - REIT	41,914
18,550	Apple, Inc.	3,312,659
1,870	AptarGroup, Inc.	194,574
11,153	Archer-Daniels-Midland Co.	513,261
222	Aspen Technology, Inc.*	19,159
13,316	AT&T, Inc.	415,992
417	Atmos Energy Corp.[1]	39,894
4,354	Automatic Data Processing, Inc.	641,867
34,062	Avangrid, Inc.[1]	1,716,044
891	Avidbank Holdings, Inc.*	21,384
1,938	BancFirst Corp.	108,179
2,329	Bank of Hawaii Corp.[1]	185,738
10,886	Baxter International, Inc.	746,235
5,661	Baycom Corp.*	130,826
711	Becton, Dickinson and Co.	179,705
5,751	Berkshire Hathaway, Inc.*	1,255,098
12,662	Big Lots, Inc.	551,557
4,127	Bio-Rad Laboratories, Inc. - Class A*	1,132,696
15,129	Blackstone Mortgage Trust, Inc. - Class A - REIT[1]	531,028
5,356	Booz Allen Hamilton Holding Corp.	274,816
7,424	Centene Corp.*	1,056,064
36,973	CenterPoint Energy, Inc.[1]	1,035,614
1,077	Charles River Laboratories International, Inc.*	145,233
2,871	Chemed Corp.	909,475
10,734	Chemours Co.	305,704
5,174	Church & Dwight Co., Inc.	342,467
2,612	Churchill Downs, Inc.[1]	725,509
103,429	Ciena Corp.*	3,373,854

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United States (Continued)
7,651	Cigna Corp.[1]	$1,709,080
1,063	Cintas Corp.	199,185
104,690	Cisco Systems, Inc.	5,011,510
4,062	Citrix Systems, Inc.*	442,636
170	Clorox Co.	28,155
17,148	CNA Financial Corp.[1]	804,584
20,660	Coca-Cola Co.	1,041,264
11,305	Colgate-Palmolive Co.	718,094
25,488	Columbia Sportswear Co.	2,327,819
9,930	Commerce Bancshares, Inc.	625,779
43,965	Consolidated Edison, Inc.	3,532,588
6,397	Costco Wholesale Corp.	1,479,498
10,645	CVS Health Corp.	853,729
5,939	Danaher Corp.	650,558
6,298	Darden Restaurants, Inc.	696,181
2,620	DaVita, Inc.*	173,077
1,582	Deckers Outdoor Corp.*	210,786
4,067	Dell Technologies, Inc. - Class V*	428,987
9,043	Denny's Corp.*	149,571
3,581	Dick's Sporting Goods, Inc.[1]	128,844
31,342	Dolby Laboratories, Inc. - Class A	2,206,477
2,095	Dollar General Corp.	232,524
1,766	DTE Energy Co.	211,461
10,195	Duke Energy Corp.	902,971
8,207	Eli Lilly & Co.	973,679
5,050	Ellington Residential Mortgage - REIT	57,267
15,231	Encompass Health Corp.	1,145,524
1,772	Ensign Group, Inc.[1]	80,396
1,036	Entegra Financial Corp.*	23,973
13,448	Entergy Corp.[1]	1,170,783
7,696	Estee Lauder Cos., Inc. - Class A	1,097,911
37,931	Evergy, Inc.	2,251,963
91,703	Exelon Corp.	4,254,102
4,786	Expeditors International of Washington, Inc.	364,167
13,591	Express Scripts Holding Co.*	1,379,079
6,878	F5 Networks, Inc.*	1,182,810
1,591	Facebook, Inc. - Class A*	223,711
7,506	Fidelity National Information Services, Inc.	810,273
18,613	First American Financial Corp.[1]	899,566
2,407	First Financial Corp.	112,383
1,159	First Northern Community Bancorp*	15,067
8,919	FLIR Systems, Inc.	409,025
20,081	Foot Locker, Inc.	1,132,568
2,299	General Dynamics Corp.	425,062

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United States (Continued)
2,076	Genomic Health, Inc.*	$164,108
4,664	Gilead Sciences, Inc.	335,528
838	Graham Holdings Co. - Class B1	552,208
1,677	Grand Canyon Education, Inc.*1	205,198
40,163	Gulfport Energy Corp.*1	342,189
5,217	Haemonetics Corp.*	559,680
3,866	Hancock Whitney Corp.	155,491
1,321	Hanger, Inc.*1	26,460
1,395	Hanover Insurance Group, Inc.	160,020
29,789	Hawaiian Electric Industries, Inc.[1]	1,141,515
5,786	HCA Healthcare, Inc.	833,126
348	Henry Schein, Inc.*1	31,042
8,180	Home Depot, Inc.	1,475,018
81,852	Hormel Foods Corp.[1]	3,690,707
5,729	Humana, Inc.	1,887,534
3,229	Ingredion, Inc.	337,301
4,740	Innoviva, Inc.*1	86,552
154,676	Intel Corp.	7,627,074
3,379	Inter Parfums, Inc.	208,721
4,757	International Speedway Corp. - Class A	201,411
823	J&J Snack Foods Corp.[1]	129,104
3,590	Jack Henry & Associates, Inc.	501,523
42,778	Johnson & Johnson	6,284,088
396	Keurig Dr Pepper, Inc.	10,692
4,247	Kimberly-Clark Corp.	489,976
5,488	Laboratory Corp. of America Holdings*	799,272
1,823	Ladder Capital Corp. - REIT	32,176
6,463	Lancaster Colony Corp.[1]	1,165,408
15,621	Lincoln National Corp.	983,654
1,768	Lockheed Martin Corp.	531,160
5,483	Lululemon Athletica, Inc.*	726,772
1,411	Magellan Health, Inc.*1	76,928
2,432	ManpowerGroup, Inc.	197,430
499	Masimo Corp.*	55,100
3,870	MasterCard, Inc. - Class A	778,141
7,452	Materion Corp.	394,062
2,869	MAXIMUS, Inc.	204,043
421	McCormick & Co., Inc.[1]	63,150
7,071	McDonald's Corp.	1,332,954
8,343	MDU Resources Group, Inc.	220,839
16,017	Merck & Co., Inc.	1,270,789
6,590	MetLife, Inc.	294,112
957	Mettler-Toledo International, Inc.*	609,284
396,200	MFA Financial, Inc. - REIT	2,872,450

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United States (Continued)
6,761	Microsoft Corp.	$749,727
2,821	Molina Healthcare, Inc.*	394,122
375	Monster Beverage Corp.*	22,380
2,858	Motorola Solutions, Inc.	375,113
3,802	MSC Industrial Direct Co., Inc. - Class A	336,819
2,732	MSG Networks, Inc.*1	73,163
1,128	National HealthCare Corp.	94,132
6,043	National Instruments Corp.	295,865
2,379	New Media Investment Group, Inc.[1]	31,403
28,990	Newmont Mining Corp.	937,537
7,728	News Corp.	100,309
1,378	NIKE, Inc. - Class B	103,515
3,183	Nu Skin Enterprises, Inc. - Class A1	209,983
38	NVR, Inc.*	93,100
318	ONE Gas, Inc.[1]	27,059
990	Oxford Industries, Inc.[1]	79,586
5,910	Paychex, Inc.	418,192
39,866	People's United Financial, Inc.	672,141
14,329	PepsiCo, Inc.	1,747,278
5,842	Perficient, Inc.*1	147,861
146,968	Pfizer, Inc.	6,794,331
2,226	Phibro Animal Health Corp. - Class A	75,461
7,793	Phillips 66	728,801
14,475	Pinnacle West Capital Corp.	1,293,486
1,352	Portland General Electric Co.	65,099
3,441	Premier, Inc. - Class A*	136,470
6,701	Prestige Consumer Healthcare, Inc.*1	260,133
20,148	Procter & Gamble Co.	1,904,188
1,930	Progress Software Corp.	67,859
7,426	Prudential Financial, Inc.	696,262
28,827	Public Service Enterprise Group, Inc.	1,611,429
11,454	Quest Diagnostics, Inc.	1,014,481
431	Ralph Lauren Corp.	48,013
8,931	Raytheon Co.	1,565,962
3,492	Regis Corp.*1	63,799
1,959	Reinsurance Group of America, Inc.	292,635
12,828	Reliance Steel & Aluminum Co.[1]	1,032,013
10,706	Republic Services, Inc.	828,002
2,143	ResMed, Inc.	239,566
5,386	Robert Half International, Inc.	333,016
3,072	Ross Stores, Inc.	269,107
3,545	Royal Gold, Inc.[1]	259,317
3,257	Schnitzer Steel Industries, Inc. - Class A1	91,229
13,739	Scholastic Corp.[1]	634,879

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United States (Continued)
127	Seaboard Corp.[1]	$472,694
3,734	Select Medical Holdings Corp.*	72,365
26,147	Service Corp. International[1]	1,207,991
6,888	Southern Copper Corp.	230,610
3,700	Starbucks Corp.	246,864
49,531	Starwood Property Trust, Inc. - REIT	1,108,008
3,375	Steel Dynamics, Inc.	118,800
7,279	Steven Madden Ltd.[1]	234,602
5,344	Stryker Corp.	937,658
928	SunCoke Energy Partners LP	11,377
1,639	SunCoke Energy, Inc.*	15,997
7,363	Synopsys, Inc.*	676,954
27,981	Sysco Corp.	1,885,919
3,350	Target Corp.	237,716
3,144	Tech Data Corp.*1	282,803
841	Tetra Tech, Inc.	51,267
3,869	Texas Instruments, Inc.	386,320
2,159	Thor Industries, Inc.[1]	146,402
30,986	TJX Cos., Inc.	1,513,666
2,265	Tootsie Roll Industries, Inc.[1]	79,298
15,498	Torchmark Corp.	1,339,182
5,074	Tractor Supply Co.	482,690
6,241	Travelers Cos., Inc.	813,639
13,271	Trustmark Corp.[1]	429,184
856	U.S. Physical Therapy, Inc.[1]	101,855
56,040	Umpqua Holdings Corp.	1,078,210
7,900	United Therapeutics Corp.*	932,990
8,581	UnitedHealth Group, Inc.	2,414,350
1,594	Universal Corp.	101,060
8,770	Universal Health Services, Inc. - Class B	1,210,172
6,497	USANA Health Sciences, Inc.*	795,103
5,676	Valero Energy Corp.	453,512
5,526	Varian Medical Systems, Inc.*	681,853
19,693	Vectren Corp.	1,414,154
4,836	Visa, Inc. - Class A1	685,310
13,328	Voya Financial, Inc.[1]	599,094
1,487	W.W. Grainger, Inc.	466,977
63,839	Walmart, Inc.	6,233,878
11,830	Walt Disney Co.	1,366,247
10,102	Waste Management, Inc.	947,063
1,786	Watsco, Inc.[1]	274,508
939	WD-40 Co.[1]	164,025
2,132	WEC Energy Group, Inc.	154,527
3,697	WellCare Health Plans, Inc.*	942,291

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks (Continued)
	United States (Continued)
34,736	Werner Enterprises, Inc.	$1,176,161
3,047	Williams-Sonoma, Inc.[1]	172,552
3,414	Xenia Hotels & Resorts, Inc. - REIT	69,372
12,501	Yum! Brands, Inc.	1,152,842
4,843	Zimmer Biomet Holdings, Inc.	566,728
13,206	Zoetis, Inc.	1,239,647
		191,847,909
	Virgin Islands (British) – 0.0%[2]
2,639	Michael Kors Holdings Ltd.*1	115,456

	Total Common Stocks (Cost $329,678,150)	387,167,071

	Exchange-Traded Funds – 18.9%
132,538	iShares MSCI ACWI ETF[1]	9,255,129
1,353,100	iShares Core MSCI Emerging Markets ETF[1]	66,937,857
1,962,303	iShares Edge MSCI Min Vol Emerging Markets ETF[1]	112,557,700
248,567	iShares Edge MSCI Min Vol Global ETF[1]	21,523,416

	Total Exchange-Traded Funds (Cost $193,375,798)	210,274,102

	Closed-End Mutual Fund – 0.0%[2]
18,708	Ground Rents Income Fund PLC - REIT	26,342

	Total Closed-End Mutual Fund (Cost $32,244)	26,342

	Open-End Mutual Fund – 25.5%
11,010,106	GMO Quality Fund - Class VI3	284,060,722

	Total Open-End Mutual Fund (Cost $233,441,795)	284,060,722

	Preferred Stock – 0.3%
	Germany – 0.3%
48,052	Porsche Automobil Holding S.E.	3,087,998

	Total Preferred Stock (Cost $2,938,004)	3,087,998

	Private Fund – 4.7%
	RIEF Strategic Partners Fund LLC	52,506,310

	Total Private Fund (Cost $50,000,000)	52,506,310

	Short-Term Investments – 24.6%
	Collateral Pool Investments for Securities on Loan – 9.1%
	Collateral Pool Allocation	101,197,238

ASPIRIANT RISK-MANAGED EQUITY ALLOCATION FUND

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Short-Term Investments (Continued)
	Money Market Funds – 15.5%
172,527,192	JPMorgan Prime Money Market Fund - Institutional Shares, 2.29%[4]	$172,544,445
	Total Short-Term Investments (Cost $273,750,117)	273,741,683

	Total Investments – 108.8% (Cost $1,083,216,108)	1,210,864,228
	Liabilities in excess of other assets – (8.8)%	(97,568,602)
	Total Net Assets – 100.0%	$1,113,295,626

*	Non-income producing security.
[1]	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers. At period end, the aggregate market value of these securities was $98,884,609.
[2]	Rounds to less than 0.05%.
[3]	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov
[4]	The rate is the annualized seven-day yield at period end.

ADR – American Depository Receipt

ETF – Exchange-Traded Fund

LLC – Limited Liability Company

LP – Limited Partnership

PCL – Public Company Limited

PLC – Public Limited Company

REIT – Real Estate Investment Trust

See accompanying Notes to Schedules of Investments.

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds – 61.0%
	Alabama – 0.8%
$500,000	Alabama Industrial Development Authority, 6.45%, 12/1/2023, Call 01/4/20191 2	$499,950
1,500,000	Auburn University, 5.00%, 06/1/2038, Call 06/1/2028	1,707,660
3,855,000	Black Belt Energy Gas District, 4.00%, 08/1/2047, Call 04/1/2022[1]	4,008,776
500,000	County of Jefferson Sewer Revenue, AGM, 5.25%, 10/1/2048, Call 10/1/2023	542,775
2,605,000	Jacksonville Public Educational Building Authority, 5.00%, 07/1/2044, Call 07/1/2027	2,838,799
1,000,000	Southeast Alabama Gas Supply District, 4.00%, 06/1/2049, Call 03/1/2024[1]	1,051,080
		10,649,040
	Alaska – 0.1%
1,200,000	Alaska Industrial Development & Export Authority, 3.50%, 12/1/2020, Call 12/1/2019	1,208,280

	Arizona – 1.5%
500,000	Arizona Health Facilities Authority, 5.00%, 02/1/2043, Call 02/1/2023	527,520
	Arizona Industrial Development Authority
600,000	5.00%, 03/1/2037, Call 09/1/2027[3]	585,234
530,000	5.00%, 07/1/2047, Call 07/1/2027[3]	524,414
230,000	Cahava Springs Revitalization District, 7.00%, 07/1/2041, Call 07/1/2027[3]	229,724
250,000	City of Mesa Utility System Revenue, 5.00%, 07/1/2034, Call 07/1/2028	289,933
2,000,000	City of Phoenix Civic Improvement Corp., 5.00%, 07/1/2038, Call 07/1/2028	2,294,240
1,500,000	County of Pima, 4.00%, 07/1/2023	1,616,205
699,000	Eastmark Community Facilities District #1, 5.20%, 07/1/2039, Call 07/1/2025[3]	686,837
	Industrial Development Authority of the City of Phoenix
480,000	7.00%, 07/1/2022, Call 07/1/2020	510,192
645,000	5.00%, 10/1/2036, Call 10/1/2026	697,871
1,000,000	5.00%, 06/1/2042, Call 06/1/2022	1,057,860
	Industrial Development Authority of the County of Pima
540,000	7.00%, 01/1/2022	534,983
500,000	6.75%, 03/1/2034, Call 03/1/2024	503,870
340,000	Industrial Development Authority of the County of Yavapai, 5.13%, 03/1/2042, Call 09/1/2022[3]	322,079
1,000,000	La Paz County Industrial Development Authority, 5.75%, 06/15/2038, Call 06/15/2027[3]	971,440
750,000	Maricopa County Industrial Development Authority, 2.88%, 07/1/2021[3]	741,997
2,000,000	Mohave County Unified School District No. 20 Kingman, BAM, 5.00%, 07/1/2025	2,303,440
830,000	Quechan Indian Tribe of Fort Yuma, 9.75%, 05/1/2025, Call 05/1/2022	915,988
1,975,000	Salt Verde Financial Corp., 5.00%, 12/1/2032	2,270,934
1,250,000	State of Arizona, AGM, 5.25%, 10/1/2028, Call 10/1/2019	1,281,637

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Arizona (Continued)
$785,000	Westpark Community Facility District, 5.00%, 07/15/2032, Call 07/15/2026	$816,188
		19,682,586
	Arkansas – 0.3%
3,000,000	City of Fort Smith Water & Sewer Revenue, 5.00%, 10/1/2035, Call 10/1/2028	3,402,390

	California – 6.2%
2,000,000	Bay Area Toll Authority, 2.94% (SIFMA Municipal Swap Index Yield+125 basis points), 04/1/2036, Call 10/1/2026[4]	2,078,760
1,000,000	California County Tobacco Securitization Agency, 5.13%, 06/1/2038, Call 01/4/2019	1,002,220
	California Health Facilities Financing Authority
155,000	5.00%, 08/15/2036, Call 08/15/2027	172,129
3,000,000	5.00%, 11/15/2048, Call 11/15/2027	3,289,950
	California Municipal Finance Authority
200,000	6.63%, 01/1/2032, Call 01/1/2022[3]	210,368
500,000	7.00%, 06/1/2034, Call 06/1/2022	553,160
500,000	5.75%, 10/1/2034, Call 10/1/2021	508,065
905,000	5.00%, 10/1/2035, Call 10/1/2022	908,113
1,000,000	5.00%, 02/1/2037, Call 02/1/2027	1,098,740
1,585,000	5.00%, 01/1/2042, Call 01/1/2028	1,725,986
1,500,000	5.00%, 12/31/2043, Call 06/30/2028[2]	1,612,410
750,000	5.00%, 06/1/2046, Call 06/1/2026	784,785
1,000,000	California Municipal Finance Authority, AGM, 4.00%, 12/31/2047, Call 06/30/2028[2]	979,280
	California Pollution Control Financing Authority
1,000,000	5.00%, 07/1/2037, Call 07/1/20222 3	1,033,310
250,000	8.00%, 07/1/2039, Call 07/1/20272 3	264,245
990,000	5.00%, 11/21/2045, Call 01/4/2019[3]	1,000,900
	California School Finance Authority
700,000	5.00%, 08/1/2036, Call 08/1/2025[3]	740,950
1,000,000	5.00%, 08/1/2041, Call 08/1/2025[3]	1,049,550
500,000	5.00%, 10/1/2042, Call 10/1/2022[3]	512,550
350,000	6.75%, 11/1/2045, Call 11/1/2024[3]	363,048
980,000	0.00%, 06/1/2047, Call 06/1/2020* [5]	730,100
1,000,000	California State Public Works Board, 5.00%, 10/1/2039, Call 10/1/2024	1,104,820
	California Statewide Communities Development Authority
13,586	6.00%, 11/1/2032, Call 11/1/2020[5]	68
1,000,000	2.63%, 11/1/2033[1]	981,330
22,319	6.25%, 11/1/2042, Call 11/1/20203 5	112
435,000	5.25%, 12/1/2043, Call 06/1/2028[3]	458,734
2,005,000	5.25%, 12/1/2044, Call 12/1/2024	2,100,177
1,000,000	5.50%, 12/1/2054, Call 12/1/2024	1,053,300

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	California (Continued)
$850,000	California Statewide Communities Development Authority, AGM, 5.25%, 10/1/2043, Call 10/1/2024	$925,225
640,000	City of Fresno Airport Revenue, BAM, 4.75%, 07/1/2027, Call 07/1/2023[2]	686,681
200,000	City of Irvine, 5.00%, 09/2/2042, Call 09/2/2025	214,026
500,000	City of Lathrop, 5.00%, 09/2/2040, Call 09/2/2025	529,880
	City of Los Angeles Department of Airports
1,000,000	5.00%, 05/15/2035, Call 11/15/2027[2]	1,129,510
1,000,000	5.00%, 05/15/2047, Call 05/15/2027[2]	1,099,850
835,000	City of Roseville, 5.00%, 09/1/2037, Call 03/1/2019	839,150
320,000	Community Development Properties Los Angeles County, Inc., 5.25%, 09/1/2030, Call 09/1/2021	346,701
250,000	County of Madera, 5.38%, 03/15/2036, Call 03/15/2020	261,452
1,000,000	County of Sacramento Airport System Revenue, 5.00%, 07/1/2036, Call 07/1/2028	1,149,380
700,000	County of San Bernardino, 4.00%, 09/1/2042, Call 09/1/2024	682,136
	Foothill-Eastern Transportation Corridor Agency, AGM
2,000,000	0.00%, 01/15/2035	1,063,180
1,000,000	5.00%, 01/15/2042, Call 01/15/2024	1,090,100
	Golden State Tobacco Securitization Corp.
2,000,000	5.30%, 06/1/2037, Call 06/1/2022	2,006,300
3,435,000	5.25%, 06/1/2047, Call 06/1/2022	3,417,000
1,000,000	Independent Cities Finance Authority, 5.00%, 09/15/2036, Call 09/15/2025	1,027,530
1,000,000	Jurupa Public Financing Authority, 5.00%, 09/1/2042, Call 09/1/2024	1,089,500
1,000,000	Lammersville School District Community Facilities District, 5.30%, 09/1/2030, Call 09/1/2022	1,038,810
500,000	Lynwood Redevelopment Agency, 6.75%, 09/1/2026, Call 09/1/2021	559,180
300,000	M-S-R Energy Authority, 7.00%, 11/1/2034	418,725
250,000	Merced Designated Local Authority Redevelopment Agency Successor Agency, 6.50%, 09/1/2039, Call 09/1/2019	258,855
	National City Community Development Commission
500,000	5.75%, 08/1/2021	551,030
500,000	7.00%, 08/1/2032, Call 08/1/2021	566,545
150,000	Norco Community Redevelopment Agency Successor Agency, 5.88%, 03/1/2032, Call 03/1/2020	157,677
1,000,000	Oakland Unified School District/Alameda County, 6.13%, 08/1/2029, Call 08/1/2019	1,029,890
240,000	Oxnard Financing Authority, 5.00%, 09/2/2033, Call 09/2/2022	249,271
5,000,000	Palomar Health, AGC, 0.00%, 08/1/2032	2,998,100
2,000,000	Pico Rivera Water Authority, NATL, 5.50%, 05/1/2029	2,283,800
1,000,000	Poway Unified School District Public Financing Authority, BAM, 5.00%, 10/1/2041, Call 10/1/2023	1,090,600
2,000,000	Regents of the University of California Medical Center Pooled Revenue, 5.00%, 05/15/2041, Call 05/15/2026	2,213,160

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	California (Continued)
$500,000	Ridgecrest Redevelopment Agency, 6.13%, 06/30/2037, Call 06/30/2020	$534,095
695,000	Riverside County Redevelopment Successor Agency, AGM, 5.00%, 10/1/2030, Call 10/1/2024	776,503
2,500,000	Sacramento City Financing Authority, AMBAC, 5.25%, 12/1/2026	3,010,450
1,860,000	San Bernardino County Financing Authority, NATL, 5.50%, 06/1/2037	1,965,834
	San Francisco City & County Airport Commission-San Francisco International Airport
2,500,000	5.00%, 05/1/2046, Call 05/1/2026[2]	2,721,650
2,000,000	5.00%, 05/1/2047, Call 05/1/2027	2,231,180
1,000,000	San Francisco City & County Redevelopment Financing Authority, 6.63%, 08/1/2041, Call 02/1/2021	1,102,340
2,100,000	San Joaquin Hills Transportation Corridor Agency, 5.00%, 01/15/2044, Call 01/15/2025	2,233,896
75,000	San Joaquin Hills Transportation Corridor Agency, NATL, 0.00%, 01/15/2034	39,487
500,000	San Marcos Public Facilities Authority, 5.00%, 09/1/2035, Call 09/1/2022	528,940
965,000	San Marcos Public Facilities Authority, AGM, 5.00%, 09/1/2033, Call 09/1/2024	1,073,273
	Santa Ana Financing Authority, NATL
500,000	6.25%, 07/1/2024	573,235
500,000	6.25%, 07/1/2024	566,150
455,000	Santaluz Community Facilities District No. 2, 5.10%, 09/1/2030, Call 09/1/2021	486,254
490,000	Semitropic Improvement District, 5.00%, 12/1/2038, Call 12/1/2019	505,881
1,000,000	South Tahoe Joint Powers Financing Authority, AGM, 4.00%, 10/1/2034, Call 10/1/2024	1,025,330
	Southern California Public Power Authority
565,000	5.00%, 11/1/2029	651,716
1,350,000	5.00%, 11/1/2033	1,580,391
1,000,000	Tejon Ranch Public Facilities Finance Authority, 5.25%, 09/1/2028, Call 09/1/2022	1,072,430
100,000	Temecula Public Financing Authority, 5.75%, 09/1/2032, Call 09/1/2027[3]	98,776
	Tobacco Securitization Authority of Southern California
500,000	5.00%, 06/1/2037, Call 12/20/2018	499,980
1,000,000	5.13%, 06/1/2046, Call 12/20/2018	999,960
1,000,000	Westminster Redevelopment Agency Successor Agency, 5.75%, 11/1/2036, Call 11/1/2021	1,094,290
		82,662,445
	Colorado – 2.5%
	Cathedral Pines Metropolitan District
580,000	5.00%, 12/1/2031, Call 12/1/2026	613,646
2,005,000	5.00%, 12/1/2046, Call 12/1/2026	2,074,393
	Central Platte Valley Metropolitan District

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Colorado (Continued)
$625,000	5.63%, 12/1/2038, Call 12/1/2023	$688,950
500,000	5.00%, 12/1/2043, Call 12/1/2023	521,040
2,000,000	City & County of Denver Co. Airport System Revenue, 5.25%, 12/1/2043, Call 12/1/2028[2]	2,250,540
500,000	City Center West Residential Metropolitan District, 6.25%, 12/1/2044, Call 12/1/2019	468,395
	Colorado Educational & Cultural Facilities Authority
500,000	5.00%, 12/15/2028, Call 12/15/2025	529,745
550,000	4.75%, 04/1/2030, Call 04/1/2022	559,949
1,000,000	6.00%, 12/15/2037, Call 12/15/2024	935,490
600,000	6.25%, 11/1/2040, Call 11/1/2020	608,226
	Colorado Educational & Cultural Facilities Authority, MORAL OBLG
100,000	5.00%, 08/15/2034, Call 08/15/2024	106,989
500,000	4.00%, 10/1/2039, Call 10/1/2024	492,330
500,000	5.13%, 12/1/2039, Call 12/1/2019	502,225
1,000,000	Colorado Educational & Cultural Facilities Authority, NATL, 5.25%, 03/1/2025	1,140,890
	Colorado Health Facilities Authority
500,000	5.00%, 01/15/2035, Call 01/15/2026	552,855
500,000	5.00%, 06/1/2036, Call 06/1/2027	536,815
1,000,000	7.75%, 08/1/2039, Call 08/1/2019	1,037,780
500,000	8.00%, 08/1/2043, Call 02/1/2024	558,750
2,000,000	5.00%, 05/15/2045, Call 05/15/2025	2,145,680
500,000	Colorado Health Facilities Authority, AGM, 5.50%, 05/15/2030, Call 05/15/2019	508,195
500,000	Colorado High Performance Transportation Enterprise, 5.00%, 12/31/2047, Call 12/31/2024	528,095
	Denver Convention Center Hotel Authority
500,000	5.00%, 12/1/2034, Call 12/1/2026	542,570
550,000	5.00%, 12/1/2040, Call 12/1/2026	578,462
	Denver Health & Hospital Authority
945,000	5.00%, 12/1/2033, Call 12/1/2028	1,044,036
1,470,000	5.00%, 12/1/2039, Call 12/1/2023	1,543,412
250,000	Denver International Business Center Metropolitan District No. 1, 5.38%, 12/1/2035, Call 12/1/2020	255,413
	E-470 Public Highway Authority, NATL
320,000	0.00%, 09/1/2028, Call 09/1/2020	193,971
480,000	0.00%, 09/1/2030	303,586
1,000,000	0.00%, 09/1/2037, Call 09/1/2026	423,320
250,000	Fitzsimons Village Metropolitan District No. 3, 5.75%, 03/1/2032, Call 03/1/2020	243,873
2,000,000	Grand River Hospital District, AGM, 5.25%, 12/1/2030, Call 12/1/2028	2,335,140
1,010,000	Harvest Junction Metropolitan District, 5.38%, 12/1/2037, Call 12/1/2022	1,035,280

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Colorado (Continued)
$750,000	Heritage Todd Creek Metropolitan District, 6.13%, 12/1/2044, Call 12/1/2024	$752,790
1,790,000	Lincoln Park Metropolitan District, AGM, 5.00%, 12/1/2042, Call 12/1/2027	1,973,743
4,147	Mount Carbon Metropolitan District, 7.00%, 06/1/2043	3,732
1,010,000	North Range Metropolitan District No. 1, 5.00%, 12/1/2038, Call 12/1/2025	1,113,767
1,080,000	Promenade Castle Rock Metropolitan District No. 1, 5.75%, 12/1/2039, Call 12/1/2020	1,116,828
425,000	Rampart Range Metropolitan District No. 1, AGM, 5.00%, 12/1/2042, Call 12/1/2027	468,626
1,000,000	Regional Transportation District, 6.00%, 01/15/2041, Call 07/15/2020	1,031,860
500,000	Southglenn Metropolitan District, 3.00%, 12/1/2021	491,285
125,000	Sterling Hills West Metropolitan District, 5.00%, 12/1/2039, Call 12/1/2027	133,293
575,000	Water Valley Metropolitan District No. 2, 5.25%, 12/1/2040, Call 12/1/2026	600,927
		33,546,892
	Connecticut – 0.0%[6]
500,000	Connecticut State Development Authority, 7.95%, 04/1/2026, Call 01/4/2019[2]	475,505
90,000	Connecticut State Health & Educational Facility Authority, 5.00%, 07/1/2037, Call 07/1/2027	99,181
		574,686
	Delaware – 0.2%
1,000,000	Delaware State Economic Development Authority, 6.75%, 09/1/2035, Call 03/1/2025[3]	970,640
1,500,000	Delaware Transportation Authority, 5.00%, 06/1/2055, Call 06/1/2025	1,623,315
		2,593,955
	District of Columbia – 0.5%
2,000,000	District of Columbia Water & Sewer Authority, 5.00%, 10/1/2043, Call 04/1/2028	2,255,500
	Metropolitan Washington Airports Authority
1,000,000	5.00%, 10/1/2032, Call 10/1/2028[2]	1,145,640
1,820,000	5.00%, 10/1/2042, Call 10/1/2027[2]	2,001,308
655,000	5.00%, 10/1/2044, Call 10/1/2024[2]	703,726
1,000,000	Washington Convention & Sports Authority, 5.00%, 10/1/2030, Call 10/1/2027	1,160,750
		7,266,924
	Florida – 3.9%
930,000	Ave Maria Stewardship Community District, 6.70%, 05/1/2042, Call 05/1/2022	943,448

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Florida (Continued)
$895,000	Boggy Creek Improvement District, 5.13%, 05/1/2043, Call 05/1/2023	$886,524
100,000	Bonterra Community Development District, 4.13%, 05/1/2047, Call 05/1/2028	97,142
1,350,000	Capital Projects Finance Authority, NATL, 5.00%, 10/1/2031, Call 01/4/2019	1,358,113
	Capital Trust Agency, Inc.
500,000	4.38%, 06/15/2027[3]	474,175
810,000	5.35%, 07/1/2029, Call 07/1/2020	831,740
100,000	Century Gardens at Tamiami Community Development District, 4.25%, 05/1/2037, Call 05/1/2026	101,138
500,000	City of Atlantic Beach, 5.63%, 11/15/2043, Call 11/15/2023	539,855
	City of Lakeland
540,000	5.00%, 09/1/2037, Call 09/1/2022	566,217
2,435,000	5.00%, 11/15/2045, Call 11/15/2024	2,603,039
1,000,000	City of Tampa, 5.00%, 05/1/2037, Call 05/1/2028	1,138,200
500,000	County of Bay, 5.00%, 09/1/2043, Call 09/1/2023	512,250
1,740,000	County of Miami-Dade Aviation Revenue, 5.00%, 10/1/2033, Call 10/1/2024[2]	1,892,320
1,395,000	County of Miami-Dade Aviation Revenue, AGC, 5.00%, 10/1/2028, Call 10/1/2019	1,430,545
3,000,000	County of Palm Beach, 5.00%, 05/1/2028, Call 05/1/2026	3,479,250
100,000	Fiddlers Creek Community Development District No. 1, 4.00%, 05/1/2021	99,182
	Florida Development Finance Corp.
750,000	6.25%, 07/1/2034, Call 07/1/2024	753,098
2,000,000	7.63%, 06/15/2041, Call 06/15/2021	2,151,840
2,920,000	5.63%, 01/1/2047, Call 01/4/20191 2 3	3,024,594
500,000	Florida Higher Educational Facilities Financial Authority, 4.50%, 06/1/2033, Call 06/1/2028[3]	505,005
1,000,000	FSU Financial Assistance, Inc., 5.00%, 10/1/2030, Call 10/1/2022	1,086,580
500,000	Grand Bay at Doral Community Development District, 5.00%, 05/1/2039, Call 05/1/2024	493,055
1,000,000	Greater Orlando Aviation Authority, 5.00%, 11/15/2036, Call 05/15/2023[2]	1,043,250
1,000,000	Hernando County School District, AGM, 5.00%, 07/1/2031, Call 07/1/2026	1,126,100
2,000,000	Jacksonville Port Authority, 5.00%, 11/1/2044, Call 11/1/2028	2,217,420
	Lake Ashton Community Development District
150,000	5.00%, 05/1/2025	151,056
425,000	5.00%, 05/1/2037, Call 05/1/2025	394,995
1,675,000	Lakeside Community Development District, 5.50%, 05/1/2035, Call 05/1/2025	1,687,479
100,000	Lee County Industrial Development Authority, 5.75%, 06/15/2042, Call 06/15/2022	95,057
910,000	Majorca Isles Community Development District, 5.38%, 05/1/2035, Call 05/1/2026	911,884

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Florida (Continued)
	Mediterra South Community Development District
$90,000	5.10%, 05/1/2031, Call 05/1/2022	$95,388
385,000	5.00%, 05/1/2034, Call 05/1/2023	354,250
	Miami Beach Health Facilities Authority
1,500,000	4.25%, 11/15/2034, Call 11/15/2019	1,501,335
1,000,000	5.00%, 11/15/2039, Call 11/15/2024	1,048,220
	Miami-Dade County Industrial Development Authority
630,000	5.00%, 09/15/2034, Call 09/15/2024	658,879
500,000	5.75%, 11/1/2036, Call 11/1/2026[3]	457,890
105,000	5.00%, 09/15/2044, Call 09/15/2027[3]	108,612
320,000	5.25%, 09/15/2044, Call 09/15/2024	333,395
1,280,000	Orange County Health Facilities Authority, 5.00%, 10/1/2035, Call 10/1/2026	1,409,139
	Palm Beach County Health Facilities Authority
525,000	6.75%, 06/1/2024, Call 06/1/2022	587,155
850,000	5.00%, 12/1/2031, Call 12/1/2024	916,598
500,000	5.00%, 11/1/2043, Call 11/1/2022	516,720
750,000	Pinellas County Educational Facilities Authority, 6.50%, 10/1/2031, Call 10/1/2021	808,088
680,000	Putnam County Development Authority, 5.00%, 03/15/2042, Call 05/1/2028	742,954
1,500,000	Reedy Creek Improvement District, 5.00%, 06/1/2035, Call 06/1/2026	1,681,005
1,000,000	Sarasota County Public Hospital District, 5.00%, 07/1/2041, Call 07/1/2028	1,098,650
	South Miami Health Facilities Authority
1,000,000	5.00%, 08/15/2037, Call 08/15/2027	1,114,760
900,000	5.00%, 08/15/2042, Call 08/15/2027	996,471
1,650,000	5.00%, 08/15/2047, Call 08/15/2027	1,818,630
2,000,000	State of Florida, 4.00%, 07/1/2048, Call 07/1/2028	2,026,580
100,000	Stonebrier Community Development District, 4.00%, 05/1/2037, Call 05/1/2026	101,533
760,000	Tolomato Community Development District, 5.40%, 05/1/2037, Call 01/4/2019	760,585
135,000	Turtle Run Community Development District, 5.00%, 05/1/2037, Call 05/1/2028[3]	140,968
470,000	Verandah West Community Development District, 5.00%, 05/1/2033, Call 05/1/2023	472,745
		52,345,101
	Georgia – 1.1%
1,000,000	Appling County Development Authority, 2.40%, 01/1/2038[1]	991,730
	Burke County Development Authority
1,500,000	2.05%, 10/1/2032[1]	1,459,110
1,000,000	3.00%, 11/1/2045[1]	985,350

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Georgia (Continued)
$1,000,000	4.13%, 11/1/2045, Call 02/1/2028	$953,810
	City of Atlanta Water & Wastewater Revenue, AGM
165,000	5.25%, 11/1/2034, Call 11/1/2019	170,057
85,000	5.25%, 11/1/2034, Call 11/1/2019	87,364
	Fulton County Development Authority
500,000	5.00%, 04/1/2037, Call 04/1/2027	546,640
1,000,000	6.50%, 04/1/2043, Call 04/1/2023	922,190
750,000	Gainesville & Hall County Development Authority, 6.63%, 11/15/2039, Call 11/15/2019	782,445
130,000	Georgia Housing & Finance Authority, 3.70%, 12/1/2025, Call 06/1/2020	131,850
1,100,000	Georgia Municipal Association, Inc., 4.00%, 12/1/2024	1,186,196
500,000	Macon-Bibb County Urban Development Authority, 5.00%, 06/15/2027[3]	501,370
500,000	Medical Center Hospital Authority, AGM, 5.00%, 08/1/2041, Call 08/1/2020	523,750
1,695,000	Private Colleges & Universities Authority, 5.00%, 04/1/2044, Call 04/1/2024	1,788,784
600,000	Thomasville Hospital Authority, 5.25%, 11/1/2035, Call 11/1/2020	636,024
2,500,000	Valdosta & Lowndes County Hospital Authority, 5.00%, 10/1/2041, Call 10/1/2021	2,644,950
		14,311,620
	Guam – 0.3%
	Guam Government Waterworks Authority
500,000	5.25%, 07/1/2033, Call 07/1/2023	527,390
1,000,000	5.00%, 07/1/2035, Call 07/1/2024	1,044,350
450,000	5.63%, 07/1/2040, Call 07/1/2020	475,231
	Territory of Guam
1,000,000	5.00%, 12/1/2034, Call 12/1/2026	1,073,990
1,000,000	7.00%, 11/15/2039, Call 11/15/2019	1,047,350
		4,168,311
	Hawaii – 0.1%
500,000	Hawaii Housing Finance & Development Corp., 6.75%, 05/1/2047, Call 05/1/2022	529,325
1,000,000	State of Hawaii Airports System Revenue, 5.00%, 07/1/2048, Call 07/1/2028[2]	1,092,800
		1,622,125
	Idaho – 0.3%
	Idaho Health Facilities Authority
300,000	4.38%, 07/1/2034, Call 07/1/2024[3]	305,829
1,040,000	5.00%, 12/1/2047, Call 12/1/2027	1,140,006
	Idaho Housing & Finance Association
1,225,000	5.00%, 07/15/2027, Call 07/15/2019	1,248,655
250,000	6.00%, 06/1/2038, Call 01/4/2019	250,303

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Idaho (Continued)
$370,000	6.00%, 07/1/2039, Call 07/1/2028[3]	$384,027
415,000	6.00%, 07/1/2049, Call 07/1/2028[3]	426,844
565,000	6.00%, 07/1/2054, Call 07/1/2028[3]	579,023
		4,334,687
	Illinois – 7.2%
	Chicago Board of Education
1,000,000	5.00%, 12/1/2021	1,032,780
100,000	5.75%, 04/1/2034, Call 04/1/2027	112,508
1,000,000	6.10%, 04/1/2036, Call 04/1/2027	1,156,590
180,000	5.00%, 04/1/2037, Call 04/1/2027	190,928
500,000	5.00%, 04/1/2038, Call 04/1/2028	531,690
500,000	5.25%, 12/1/2039, Call 12/1/2024	504,340
500,000	5.00%, 12/1/2042, Call 12/1/2022	495,170
1,950,000	7.00%, 12/1/2044, Call 12/1/2025	2,205,957
1,100,000	6.00%, 04/1/2046, Call 04/1/2027	1,246,905
1,000,000	Chicago Board of Education, NATL, 0.00%, 12/1/2022	875,120
	Chicago O'Hare International Airport
500,000	5.00%, 07/1/2033, Call 07/1/2028[2]	552,420
2,500,000	5.00%, 01/1/2046, Call 01/1/2025	2,686,175
680,000	Chicago Park District, 5.00%, 11/15/2024	746,572
	Chicago Transit Authority
475,000	5.25%, 12/1/2030, Call 12/1/2021	504,925
2,500,000	5.00%, 12/1/2046, Call 12/1/2026	2,642,575
	City of Chicago
615,000	4.50%, 01/1/2021, Call 01/1/2020	631,593
1,000,000	4.84%, 04/15/2028, Call 01/16/2023[3]	980,730
1,000,000	5.25%, 01/1/2035, Call 01/1/2021	1,018,830
1,000,000	5.50%, 01/1/2035, Call 01/1/2025	1,054,230
2,380,000	6.00%, 01/1/2038, Call 01/1/2027	2,643,180
500,000	5.50%, 01/1/2040, Call 01/1/2025	523,055
900,000	5.00%, 01/1/2041, Call 01/1/2022	976,752
1,000,000	City of Chicago Motor Fuel Tax Revenue, 5.00%, 01/1/2029, Call 01/1/2024	1,038,970
665,000	City of Chicago Wastewater Transmission Revenue, 5.00%, 01/1/2034, Call 01/1/2025	715,646
1,000,000	City of Chicago Waterworks Revenue, AGM, 5.00%, 11/1/2028, Call 11/1/2024	1,105,220
	County of Cook
1,000,000	5.25%, 11/15/2022, Call 11/15/2020	1,052,910
2,000,000	5.25%, 11/15/2033, Call 11/15/2020	2,079,080
1,500,000	6.50%, 10/15/2040, Call 10/15/2020[1]	1,563,330
	Illinois Educational Facilities Authority
570,000	3.90%, 11/1/2036, Call 11/1/2027	553,989

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Illinois (Continued)
$2,000,000	4.50%, 11/1/2036, Call 11/1/2024	$2,044,360
	Illinois Finance Authority
700,000	5.00%, 08/1/2026	779,919
235,000	5.00%, 08/15/2026, Call 08/15/2020	246,419
465,000	5.00%, 08/15/2026, Call 08/15/2020	485,218
425,000	5.00%, 08/1/2027	474,937
465,000	5.00%, 11/1/2027, Call 11/1/2019	477,783
500,000	5.00%, 08/1/2028, Call 08/1/2027	555,580
665,000	6.38%, 11/1/2029, Call 05/1/2019	677,302
2,135,000	5.00%, 03/1/2031, Call 03/1/2027	2,365,324
600,000	5.75%, 10/1/2032, Call 10/1/2022	632,508
670,000	5.00%, 03/1/2033, Call 03/1/2027	737,362
1,000,000	5.00%, 08/1/2033, Call 08/1/2024	1,094,930
315,000	5.00%, 02/15/2034, Call 02/15/2027	353,313
500,000	5.00%, 03/1/2034, Call 03/1/2027	547,795
2,000,000	4.00%, 07/1/2034, Call 01/1/2026	2,049,240
500,000	7.75%, 08/15/2034, Call 08/15/2019	519,820
1,000,000	5.00%, 04/1/2036, Call 01/4/2019	962,900
225,000	5.00%, 02/15/2037, Call 08/15/2027	239,000
1,000,000	6.88%, 08/15/2038, Call 08/15/2019	1,033,900
550,000	5.00%, 09/1/2042, Call 09/1/2024	597,124
1,925,000	5.00%, 09/1/2046, Call 09/1/2026	2,024,484
2,100,000	5.00%, 02/15/2047, Call 08/15/2027	2,207,163
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,020,320
1,000,000	6.00%, 10/1/2048, Call 10/1/2022	1,050,160
250,000	Illinois Finance Authority, AGM, 5.25%, 03/1/2030, Call 03/1/2020	259,938
3,000,000	Illinois Housing Development Authority, 1.80%, 12/1/2020[1]	2,994,000
485,000	Illinois Sports Facilities Authority, 5.00%, 06/15/2021	498,866
1,000,000	Illinois Sports Facilities Authority, AGM, 5.25%, 06/15/2032, Call 06/15/2024	1,088,450
1,000,000	Illinois State University, AGM, 5.00%, 04/1/2033, Call 04/1/2028	1,102,960
840,000	Lake County Township High School District No. 121, 4.00%, 03/1/2019	843,872
530,000	Metropolitan Pier & Exposition Authority, 5.00%, 06/15/2057, Call 12/15/2027	546,303
	Metropolitan Pier & Exposition Authority, NATL
1,000,000	0.00%, 06/15/2029	630,390
3,300,000	0.00%, 12/15/2030	1,922,910
1,600,000	Metropolitan Pier & Exposition Authority, State Appropriation, 5.00%, 12/15/2028, Call 06/15/2022	1,657,504
1,905,000	Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/1/2041, Call 12/1/2026	2,062,067
500,000	Quad Cities Regional Economic Development Authority, 4.75%, 10/1/2032, Call 10/1/2022	517,820
	Railsplitter Tobacco Settlement Authority

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Illinois (Continued)
$780,000	5.25%, 06/1/2021	$831,893
3,000,000	5.00%, 06/1/2024	3,343,500
1,000,000	Round Lake Lakewood Grove Special Service Area No. 3 & 4, BAM, 4.00%, 03/1/2033, Call 03/1/2027	1,004,860
2,000,000	Sales Tax Securitization Corp., 5.00%, 01/1/2034, Call 01/1/2028	2,184,320
1,000,000	Southwestern Illinois Development Authority, 7.13%, 11/1/2043, Call 11/1/2023	1,222,190
	State of Illinois
735,000	5.00%, 01/1/2019	736,323
1,900,000	5.00%, 11/1/2019	1,941,325
1,000,000	5.00%, 12/1/2019	1,022,750
500,000	5.00%, 03/1/2024, Call 03/1/2022	517,185
1,000,000	5.00%, 11/1/2025	1,061,040
1,500,000	5.50%, 07/1/2026, Call 07/1/2023	1,614,600
1,000,000	5.00%, 05/1/2028, Call 05/1/2024	1,031,960
2,000,000	3.00%, 06/15/2033, Call 06/15/2026	1,691,440
500,000	5.00%, 03/1/2037, Call 03/1/2022	508,485
1,000,000	4.25%, 12/1/2037, Call 12/1/2027	936,700
1,500,000	5.00%, 02/1/2039, Call 02/1/2024	1,523,055
295,000	State of Illinois, AMBAC, 6.25%, 12/15/2020	301,912
2,000,000	State of Illinois, BAM, 4.00%, 06/15/2030, Call 06/15/2026	2,048,360
	Will County Community High School District No. 210 Lincoln-Way
550,000	0.00%, 01/1/2031	314,974
250,000	0.00%, 01/1/2032	135,668
1,350,000	Will County Community High School District No. 210 Lincoln-Way, AGM, 0.00%, 01/1/2024	1,134,864
1,000,000	Will County Community High School District No. 210 Lincoln-Way, AGM-CR, 5.00%, 01/1/2027, Call 01/1/2023	1,070,210
900,000	Wonder Lake Village Special Service Area No. 1, 4.50%, 03/1/2034, Call 03/1/2025	848,484
		95,750,209
	Indiana – 1.1%
1,820,000	Ball State University, 5.00%, 07/1/2036, Call 07/1/2028	2,075,728
1,000,000	City of Rockport, 7.00%, 06/1/2028, Call 02/1/2022[2]	1,008,010
1,500,000	City of Whiting, 2.44% (SIFMA Municipal Swap Index Yield+75 basis points), 12/1/2044, Call 06/3/20192 4	1,502,280
	Indiana Finance Authority
505,000	6.00%, 12/1/2019	515,812
710,000	6.00%, 12/1/2026, Call 06/1/2020	729,844
2,000,000	5.00%, 02/1/2030, Call 02/1/2028	2,367,940
3,000,000	4.00%, 11/1/2033, Call 11/1/2027	3,081,750
250,000	5.25%, 11/1/2039, Call 11/1/2019	257,433
1,960,000	Michigan City School Building Corp., 5.00%, 01/15/2025	2,222,581

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Indiana (Continued)
$500,000	Town of Shoals, 7.25%, 11/1/2043, Call 11/1/2023[2]	$549,310
		14,310,688
	Iowa – 0.6%
	Iowa Finance Authority
1,000,000	5.25%, 12/1/2025, Call 12/1/2023	1,057,440
2,520,000	4.75%, 08/1/2042, Call 08/1/2022	2,572,920
250,000	Iowa Finance Authority, AGC, 5.25%, 08/15/2029, Call 08/15/2019	255,783
500,000	Iowa Higher Education Loan Authority, 6.00%, 10/1/2031, Call 10/1/2021	527,250
	Iowa Student Loan Liquidity Corp.
1,440,000	4.63%, 12/1/2019[2]	1,464,595
650,000	5.50%, 12/1/2025, Call 12/1/2019	668,070
	Iowa Tobacco Settlement Authority
800,000	5.60%, 06/1/2034, Call 01/4/2019	800,216
410,000	5.38%, 06/1/2038, Call 01/4/2019	410,004
		7,756,278
	Kansas – 0.0%[6]
500,000	Overland Park Development Corp., AMBAC, 5.13%, 01/1/2032, Call 01/4/2019	500,645

	Kentucky – 0.5%
	Kentucky Economic Development Finance Authority
200,000	5.00%, 06/1/2037, Call 06/1/2027	209,390
2,000,000	5.00%, 01/1/2045, Call 07/1/2025	2,062,380
1,350,000	5.00%, 06/1/2045, Call 06/1/2027	1,399,194
765,000	Kentucky Municipal Power Agency, NATL, 5.00%, 09/1/2032, Call 09/1/2026	841,064
1,600,000	Kentucky Public Energy Authority, 4.00%, 01/1/2049, Call 10/1/2024[1]	1,676,320
1,000,000	Paducah Electric Plant Board, AGM, 5.00%, 10/1/2035, Call 10/1/2026	1,089,460
		7,277,808
	Louisiana – 1.1%
1,175,000	Ascension Parish Industrial Development Board, Inc., 6.00%, 07/1/2036, Call 07/1/2023	1,241,129
500,000	Jefferson Parish Hospital Service District No. 2, 6.25%, 07/1/2031, Call 07/1/2021	493,240
1,500,000	Jefferson Sales Tax District, AGM, 5.00%, 12/1/2037, Call 12/1/2027	1,692,075
	Louisiana Local Government Environmental Facilities & Community Development Authority
500,000	6.50%, 11/1/2035, Call 11/1/2020	534,420
1,205,000	5.00%, 10/1/2041, Call 10/1/2027	1,300,328
1,000,000	Louisiana Local Government Environmental Facilities & Community Development Authority, AGM, 5.00%, 10/1/2043, Call 10/1/2027	1,088,150
	Louisiana Public Facilities Authority
1,000,000	5.00%, 12/15/2021	1,080,000

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Louisiana (Continued)
$500,000	8.13%, 12/15/2033, Call 12/15/2023	$527,745
1,000,000	5.00%, 05/15/2035, Call 05/15/2025	1,094,640
920,000	6.50%, 07/1/2036, Call 07/1/20232 3	998,439
1,400,000	5.00%, 07/1/2042, Call 07/1/2027	1,505,616
500,000	New Orleans Aviation Board, AGM, 5.00%, 10/1/2035, Call 10/1/2028	559,080
1,260,000	Port New Orleans Board of Commissioners, AGM, 5.00%, 04/1/2038, Call 04/1/2028[2]	1,399,331
1,000,000	State of Louisiana, 4.00%, 09/1/2032, Call 09/1/2026	1,042,530
		14,556,723
	Maine – 0.5%
	Maine Health & Higher Educational Facilities Authority
700,000	5.00%, 07/1/2035, Call 07/1/2027	777,735
1,615,000	5.00%, 07/1/2035, Call 07/1/2027	1,794,346
1,000,000	5.00%, 07/1/2037, Call 07/1/2028	1,109,440
420,000	Maine Health & Higher Educational Facilities Authority, ST RES FD GTY, 5.00%, 07/1/2040, Call 07/1/2020	435,712
1,500,000	Maine Municipal Bond Bank, 5.00%, 11/1/2031, Call 11/1/2027	1,753,395
500,000	Town of Rumford, 6.88%, 10/1/2026, Call 01/4/2019[2]	499,950
		6,370,578
	Maryland – 1.6%
	City of Baltimore
2,500,000	5.00%, 07/1/2036, Call 01/1/2027	2,810,375
1,525,000	5.00%, 09/1/2036, Call 09/1/2027	1,644,651
1,000,000	5.00%, 09/1/2046, Call 09/1/2027	1,048,260
	City of Rockville
575,000	5.00%, 11/1/2030, Call 11/1/2024	611,070
795,000	5.00%, 11/1/2031, Call 11/1/2024	841,833
1,330,000	County of Prince George's, 7.00%, 08/1/2048, Call 11/1/2026	1,334,589
1,600,000	Howard County Housing Commission, 5.00%, 06/1/2044, Call 06/1/2024	1,684,624
	Maryland Health & Higher Educational Facilities Authority
2,700,000	5.00%, 08/15/2038, Call 08/15/2023	2,933,793
1,000,000	5.00%, 07/1/2040, Call 07/1/2025	1,063,480
500,000	5.00%, 07/1/2045, Call 07/1/2025	529,515
	Maryland Stadium Authority
2,000,000	5.00%, 05/1/2036, Call 05/1/2028	2,271,280
2,000,000	5.00%, 05/1/2046, Call 05/1/2026	2,194,220
2,000,000	State of Maryland Department of Transportation, 4.00%, 02/1/2030, Call 02/1/2023	2,102,360
		21,070,050
	Massachusetts – 0.8%
1,500,000	Commonwealth of Massachusetts, 4.00%, 05/1/2036, Call 05/1/2028	1,555,980
	Massachusetts Development Finance Agency

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Massachusetts (Continued)
$400,000	5.25%, 12/1/2025, Call 12/1/2019	$411,464
600,000	5.00%, 07/1/2034, Call 07/1/2027	657,774
2,000,000	5.00%, 07/1/2038[1]	2,243,500
500,000	5.85%, 12/1/2042[1]	508,090
	Massachusetts Educational Financing Authority
1,500,000	5.00%, 01/1/2021[2]	1,570,800
300,000	5.50%, 01/1/2022, Call 01/1/2020	310,824
310,000	6.00%, 01/1/2028, Call 01/1/2020	317,747
1,000,000	5.00%, 07/1/2028[2]	1,138,760
200,000	4.25%, 07/1/2046, Call 07/1/2026[2]	199,770
1,000,000	Massachusetts Water Resources Authority, 5.00%, 08/1/2040, Call 08/1/2026	1,117,760
		10,032,469
	Michigan – 2.3%
500,000	Detroit Downtown Development Authority, AGM, 5.00%, 07/1/2043, Call 07/1/2024	520,620
1,000,000	Flint Hospital Building Authority, 4.00%, 07/1/2019	1,005,160
	Grand Rapids Public Schools, AGM
1,170,000	5.00%, 05/1/2022	1,278,248
685,000	5.00%, 05/1/2024	774,557
1,000,000	Great Lakes Water Authority Sewage Disposal System Revenue, 5.00%, 07/1/2035, Call 07/1/2026	1,103,140
275,000	Kentwood Economic Development Corp., 5.63%, 11/15/2041, Call 05/15/2022	289,883
	Michigan Finance Authority
275,000	5.00%, 06/1/2029, Call 06/1/2019	260,994
3,000,000	4.50%, 10/1/2029, Call 10/1/2024	3,145,860
1,165,000	5.00%, 07/1/2031, Call 07/1/2024	1,255,754
1,670,000	5.00%, 12/1/2032, Call 06/1/2022	1,784,846
2,500,000	5.00%, 10/1/2033, Call 10/1/2024	2,750,825
1,000,000	5.00%, 07/1/2034, Call 07/1/2025	1,090,930
500,000	5.00%, 07/1/2035, Call 07/1/2025	542,435
1,000,000	5.00%, 11/15/2041, Call 11/15/2026	1,072,190
2,500,000	5.00%, 12/1/2047, Call 12/1/2022	2,665,725
1,450,000	Michigan Finance Authority, NATL, 5.00%, 07/1/2036, Call 07/1/2024	1,557,895
1,000,000	Michigan Finance Authority, SAW, 4.00%, 11/1/2048, Call 11/1/2028	991,500
	Michigan State Hospital Finance Authority
250,000	5.63%, 11/15/2029, Call 11/15/2019	258,625
2,000,000	2.40%, 11/15/2047[1]	1,988,800
960,000	Michigan State Housing Development Authority, 2.68% (LIBOR 3 Month+100 basis points), 04/1/2042, Call 04/1/20212 4	970,032
	Michigan Strategic Fund
880,000	7.00%, 12/1/2030, Call 12/1/20231 2 3	979,035

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Michigan (Continued)
$2,445,000	4.13%, 07/1/2045[1]	$2,447,958
250,000	Renaissance Public School Academy, 6.00%, 05/1/2037, Call 05/1/2022	254,443
500,000	Summit Academy, 6.38%, 11/1/2035, Call 01/4/2019	500,035
1,500,000	Wayne County Airport Authority, 5.00%, 12/1/2037, Call 12/1/2027	1,668,660
		31,158,150
	Minnesota – 0.3%
250,000	City of Deephaven, 5.25%, 07/1/2040, Call 07/1/2025	257,405
70,000	City of Minneapolis, 5.00%, 12/1/2037, Call 12/1/2027[3]	64,707
	Housing & Redevelopment Authority of The City of St Paul
1,000,000	5.00%, 11/15/2029, Call 11/15/2025	1,161,980
1,285,000	5.00%, 11/15/2030, Call 11/15/2025	1,493,144
415,000	5.50%, 09/1/2043, Call 09/1/2020	418,026
500,000	World Learner School of Chaska Charter School No. 4016, 8.00%, 12/1/2043, Call 12/1/2021	540,625
		3,935,887
	Mississippi – 0.2%
500,000	Mississippi Business Finance Corp., 5.00%, 02/1/20361 2 3	512,045
2,000,000	Mississippi Home Corp., GNMA/FNMA/FHLMC, 1.19%, 12/1/2020, Call 12/1/2019[1]	1,993,180
		2,505,225
	Missouri – 0.5%
	City of Kansas City Sanitary Sewer System Revenue
600,000	5.00%, 01/1/2030, Call 01/1/2028	705,564
685,000	5.00%, 01/1/2032, Call 01/1/2028	795,943
350,000	5.00%, 01/1/2034, Call 01/1/2028	403,210
250,000	Hanley Road Corridor Transportation Development District, 5.88%, 10/1/2036, Call 10/1/2019	254,508
	Hannibal Industrial Development Authority
640,000	5.00%, 10/1/2042, Call 10/1/2027	689,741
445,000	5.00%, 10/1/2047, Call 10/1/2027	477,107
	Health & Educational Facilities Authority of the State of Missouri
835,000	5.00%, 06/1/2034, Call 06/1/2020	871,506
1,150,000	6.00%, 02/1/2041, Call 02/1/2021	1,200,910
1,000,000	5.00%, 11/15/2043, Call 05/15/2028	1,099,020
350,000	4.00%, 11/15/2049, Call 11/15/2027	347,644
		6,845,153
	Montana – 0.0%[6]
500,000	City of Kalispell, 3.40%, 11/15/2022, Call 01/1/2019	500,580

	Nebraska – 0.4%
	Central Plains Energy Project
1,875,000	5.00%, 09/1/2027, Call 09/1/2022	2,017,725
2,500,000	5.00%, 09/1/2032, Call 09/1/2022	2,690,300

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Nebraska (Continued)
$535,000	5.00%, 09/1/2037	$607,985
250,000	5.25%, 09/1/2037, Call 09/1/2022	271,232
		5,587,242
	Nevada – 0.8%
240,000	City of Carson City, 5.00%, 09/1/2037, Call 09/1/2027	259,541
1,000,000	City of Sparks, 6.75%, 06/15/2028, Call 12/20/2018[3]	1,000,760
1,000,000	County of Clark, 5.00%, 06/1/2043, Call 06/1/2028	1,123,840
700,000	County of Clark Department of Aviation, 5.00%, 07/1/2030, Call 01/1/2020	720,671
1,000,000	Henderson Public Improvement Trust, 5.50%, 01/1/2034, Call 07/1/2024	1,075,810
1,000,000	Las Vegas Convention & Visitors Authority, 5.00%, 07/1/2043, Call 07/1/2028	1,104,020
	Las Vegas Valley Water District
2,000,000	5.00%, 06/1/2039, Call 12/1/2024	2,210,940
2,000,000	5.00%, 06/1/2041, Call 06/1/2026	2,211,360
595,000	State of Nevada Department of Business & Industry, 5.00%, 12/15/2035, Call 12/15/2025[3]	599,903
		10,306,845
	New Hampshire – 0.4%
	New Hampshire Health and Education Facilities Authority Act
2,000,000	5.00%, 07/1/2037, Call 07/1/2027	2,180,920
215,000	5.00%, 08/1/2037, Call 02/1/2028	236,558
3,000,000	5.00%, 07/1/2041, Call 01/1/2028	3,302,370
		5,719,848
	New Jersey – 2.2%
	New Jersey Economic Development Authority
600,000	5.13%, 09/15/2023, Call 08/20/2022[2]	642,606
1,500,000	5.00%, 03/1/2024, Call 03/1/2023	1,615,335
1,000,000	5.25%, 09/1/2025, Call 03/1/2021	1,051,610
2,000,000	3.13%, 07/1/2029, Call 07/1/2027	1,962,960
1,000,000	3.38%, 07/1/2030, Call 07/1/2027	972,020
100,000	5.00%, 07/15/2032, Call 07/15/2027	106,996
1,000,000	5.00%, 06/15/2033, Call 06/15/2027	1,062,240
500,000	5.00%, 07/1/2033, Call 07/1/2027	531,155
280,000	6.00%, 10/1/2034, Call 10/1/2024[3]	281,336
880,000	5.00%, 06/15/2036, Call 12/15/2026	924,730
350,000	6.30%, 10/1/2049, Call 10/1/2024[3]	350,637
1,250,000	5.75%, 09/1/2050, Call 09/1/2028[3]	1,276,975
1,000,000	New Jersey Educational Facilities Authority, 5.00%, 06/15/2025, Call 06/15/2024	1,088,890
	New Jersey Health Care Facilities Financing Authority
500,000	5.75%, 07/1/2037, Call 01/4/2019	501,105

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	New Jersey (Continued)
$1,175,000	5.00%, 07/1/2046, Call 07/1/2025	$1,268,601
	New Jersey Higher Education Student Assistance Authority
1,000,000	5.25%, 06/1/2020, Call 06/1/2019	1,014,890
1,000,000	5.00%, 12/1/2025[2]	1,122,580
500,000	5.00%, 12/1/2028, Call 06/1/2028[2]	564,300
855,000	4.25%, 12/1/2047, Call 12/1/2026[2]	860,113
4,675,000	New Jersey Housing & Mortgage Finance Agency, 3.15%, 10/1/2024[2]	4,677,337
	New Jersey Transportation Trust Fund Authority
1,850,000	5.00%, 12/15/2035, Call 12/15/2028	1,968,030
750,000	5.00%, 06/15/2044, Call 06/15/2024	777,285
2,000,000	South Jersey Port Corp., 5.00%, 01/1/2037, Call 01/1/2028[2]	2,139,960
1,000,000	State of New Jersey, 5.25%, 06/15/2026, Call 06/15/2019	1,018,080
1,610,000	Tobacco Settlement Financing Corp., 5.00%, 06/1/2036, Call 06/1/2028	1,740,072
		29,519,843
	New Mexico – 0.3%
845,000	County of Bernalillo, AMBAC, 5.45%, 06/1/2034, Call 01/4/2019[2]	845,186
810,000	Mesa Del Sol Public Improvement District No. 1, 7.00%, 10/1/2033, Call 10/1/2023	831,149
1,020,000	Volterra Public Improvement District, 6.75%, 10/1/2033, Call 10/1/2024	1,030,108
1,055,000	Winrock Town Center Tax Increment Development District No. 1, 6.00%, 05/1/2040, Call 05/1/2020[3]	1,056,551
		3,762,994
	New York – 4.1%
400,000	Brooklyn Arena Local Development Corp., 6.00%, 07/15/2030, Call 01/15/2020	418,572
450,000	Build New York City Resource Corp., 5.00%, 04/15/2043, Call 04/15/2023	453,834
	City of New York
2,000,000	5.00%, 03/1/2026, Call 03/1/2024	2,254,620
2,000,000	5.00%, 04/1/2040, Call 04/1/2028	2,248,700
1,000,000	Hempstead Town Local Development Corp., 6.24%, 02/1/2047, Call 02/1/2027	896,850
2,000,000	Metropolitan Transportation Authority, 5.00%, 11/15/2033, Call 05/15/2028	2,260,140
2,500,000	Metropolitan Transportation Authority, AGM, 2.16% (LIBOR 1 Month+57 basis points), 11/1/2032[4]	2,505,700
650,000	Nassau County Local Economic Assistance Corp., 5.00%, 07/1/2034, Call 07/1/2024	693,804
	New York City Industrial Development Agency
400,000	5.65%, 10/1/2028, Call 01/4/2019[2]	403,772
500,000	5.75%, 10/1/2036, Call 01/4/2019[2]	504,715
1,500,000	New York City Industrial Development Agency, AMBAC, 5.00%, 01/1/2031, Call 01/4/2019	1,503,645

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	New York (Continued)
$1,000,000	New York City Industrial Development Agency, FGIC, 5.00%, 03/1/2046, Call 01/4/2019	$1,005,100
	New York City Transitional Finance Authority Building Aid Revenue, SAW
2,000,000	5.00%, 07/15/2037, Call 07/15/2028	2,272,780
2,000,000	5.00%, 07/15/2043, Call 07/15/2028	2,246,520
	New York City Water & Sewer System
1,500,000	5.00%, 06/15/2032, Call 06/15/2027	1,732,845
1,000,000	5.00%, 06/15/2039, Call 06/15/2028	1,135,410
5,000,000	5.00%, 06/15/2047, Call 12/15/2022	5,460,350
950,000	New York Counties Tobacco Trust VI, 5.63%, 06/1/2035	1,002,772
	New York Liberty Development Corp.
1,000,000	5.25%, 10/1/2035	1,205,410
2,000,000	5.38%, 11/15/2040, Call 11/15/2024[3]	2,091,440
1,000,000	5.00%, 11/15/2044, Call 11/15/2024[3]	1,022,150
1,500,000	7.25%, 11/15/2044, Call 11/15/2024[3]	1,732,545
	New York State Dormitory Authority
955,000	5.00%, 02/15/2034, Call 02/15/2019	961,208
45,000	5.00%, 02/15/2034, Call 02/15/2019	45,255
2,000,000	5.00%, 02/15/2044, Call 02/15/2025	2,190,240
1,000,000	5.00%, 02/15/2045, Call 02/15/2025	1,094,530
1,000,000	New York State Urban Development Corp., 5.25%, 01/1/2021, Call 01/4/2019	1,002,550
2,000,000	Niagara Falls Bridge Commission, NATL, 6.25%, 10/1/2021	2,217,700
	Onondaga Civic Development Corp.
235,000	5.00%, 07/1/2040, Call 07/1/2025	248,602
500,000	5.00%, 07/1/2045, Call 07/1/2025	526,575
	Port Authority of New York & New Jersey
590,000	5.50%, 12/1/2031, Call 12/1/2020	627,618
1,000,000	5.00%, 09/1/2037, Call 09/1/2028	1,145,080
4,500,000	5.00%, 10/15/2041, Call 10/15/2025	4,989,600
265,000	6.00%, 12/1/2042, Call 12/1/2020	282,217
1,500,000	Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2045, Call 11/15/2025	1,674,885
	TSASC, Inc.
970,000	5.00%, 06/1/2045, Call 06/1/2027	931,210
950,000	5.00%, 06/1/2048, Call 06/1/2027	906,357
750,000	Westchester County Local Development Corp., 5.50%, 05/1/2042, Call 05/1/2024	805,710
		54,701,011
	North Carolina – 0.2%
1,000,000	County of New Hanover, AGM, 5.00%, 10/1/2027, Call 10/1/2019	1,025,150

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	North Carolina (Continued)
$2,000,000	North Carolina Medical Care Commission, 5.00%, 12/1/2033, Call 12/1/2022	$2,175,560
		3,200,710
	North Dakota – 0.1%
1,000,000	County of Burleigh, 4.38%, 04/15/2026	988,060

	Ohio – 1.4%
2,000,000	Buckeye Tobacco Settlement Financing Authority, 5.88%, 06/1/2030, Call 12/20/2018	1,900,020
1,000,000	Butler County Port Authority, 6.00%, 12/1/2043, Call 12/1/2022	949,250
830,000	City of Akron, 5.00%, 12/1/2026	914,096
400,000	City of Cleveland Airport System Revenue, 5.00%, 01/1/2031, Call 01/1/2022	426,516
710,000	Cleveland-Cuyahoga County Port Authority, 5.00%, 12/1/2037, Call 12/1/2027	726,010
500,000	County of Allen Hospital Facilities Revenue, 5.00%, 06/1/2038, Call 06/1/2020	521,485
1,000,000	County of Butler, 5.75%, 11/1/2040, Call 11/1/2020	1,068,290
500,000	County of Tuscarawas, 6.00%, 03/1/2045, Call 03/1/2025	495,380
2,330,000	Indian Creek Local School District, School District Credit Program, 5.00%, 11/1/2055, Call 11/1/2028	2,534,900
	Ohio Air Quality Development Authority
500,000	0.00%, 06/1/2018* [5]	485,000
1,000,000	5.63%, 10/1/2019	1,015,850
1,000,000	0.00%, 12/1/2023* 1 5	687,500
2,665,000	Ohio Turnpike & Infrastructure Commission, 5.00%, 02/15/2037, Call 02/15/2028	3,014,968
1,500,000	Ohio Water Development Authority, 5.00%, 12/1/2034, Call 12/1/2026	1,719,795
1,000,000	Southeastern Ohio Port Authority, 5.75%, 12/1/2032, Call 12/1/2022	1,063,020
1,000,000	State of Ohio, 5.60%, 08/1/2032, Call 01/4/20191 2	1,001,230
		18,523,310
	Oklahoma – 0.5%
940,000	Coweta Public Works Authority, 4.00%, 08/1/2027, Call 08/1/2026	981,351
1,000,000	Garfield County Educational Facilities Authority, 5.00%, 09/1/2031, Call 09/1/2026	1,121,380
1,175,000	Oklahoma County Finance Authority, 4.50%, 09/1/2024	1,287,024
850,000	Oklahoma Development Finance Authority, 5.00%, 08/15/2029, Call 08/15/2028	951,762
2,000,000	Oklahoma Development Finance Authority, AGM, 4.00%, 08/15/2048, Call 08/15/2028	1,991,280
		6,332,797
	Oregon – 0.1%
	Oregon State Facilities Authority

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Oregon (Continued)
$1,000,000	5.00%, 04/1/2045, Call 04/1/2025	$1,095,770
765,000	5.00%, 10/1/2046, Call 10/1/2026	816,385
		1,912,155
	Pennsylvania – 2.5%
305,000	Allegheny County Higher Education Building Authority, 5.00%, 10/15/2037, Call 10/15/2027	323,349
1,000,000	Allegheny County Hospital Development Authority, 5.50%, 08/15/2034, Call 08/15/2019	1,022,430
	Allegheny County Industrial Development Authority
130,000	6.75%, 11/1/2024, Call 11/1/2019	132,278
95,000	6.00%, 07/15/2038, Call 07/15/2023	97,372
1,000,000	Allentown City School District, AGM SAW, 4.00%, 02/15/2021	1,032,930
	Berks County Industrial Development Authority
450,000	5.00%, 05/15/2032, Call 05/15/2027	480,317
1,000,000	5.00%, 11/1/2036, Call 11/1/2027	1,090,480
	Chester County Industrial Development Authority
100,000	5.00%, 10/1/2034, Call 10/1/2024	104,827
280,000	5.38%, 10/15/2042, Call 10/15/2022	281,772
1,125,000	Coatesville School District, AGM SAW, 5.00%, 08/1/2022	1,211,265
	Commonwealth Financing Authority
1,825,000	5.00%, 06/1/2034, Call 06/1/2028	2,022,684
1,000,000	5.00%, 06/1/2035, Call 06/1/2028	1,102,410
315,000	Delaware Valley Regional Finance Authority, 5.75%, 07/1/2032	392,219
265,000	East Hempfield Township Industrial Development Authority, 5.00%, 12/1/2039, Call 12/1/2025	283,357
1,000,000	Hospitals & Higher Education Facilities Authority of Philadelphia, 5.63%, 07/1/2036, Call 07/1/2022	1,062,230
2,000,000	Manheim Township School District, 1.98% (LIBOR 1 Month+42 basis points), 11/1/2021[4]	2,009,900
650,000	Montgomery County Higher Education & Health Authority, 5.00%, 09/1/2037, Call 09/1/2028	720,155
290,000	Montgomery County Industrial Development Authority, FHA, 5.00%, 08/1/2024, Call 08/1/2020	303,192
1,500,000	Moon Area School District, SAW, 5.00%, 11/15/2028, Call 11/15/2024	1,666,590
	Pennsylvania Economic Development Financing Authority
345,000	6.25%, 10/15/2023, Call 10/15/2019	357,275
250,000	6.40%, 12/1/2038, Call 09/1/2025	250,510
	Pennsylvania Higher Educational Facilities Authority
1,000,000	5.00%, 08/15/2027	1,178,320
600,000	5.80%, 07/1/2030, Call 07/1/2020	633,054
	Pennsylvania Turnpike Commission
1,000,000	5.00%, 12/1/2033, Call 12/1/2024	1,099,150
2,000,000	5.00%, 12/1/2037, Call 12/1/2027	2,154,500

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Pennsylvania (Continued)
$500,000	5.00%, 12/1/2041, Call 06/1/2026	$542,190
1,000,000	5.00%, 12/1/2043, Call 12/1/2028	1,097,250
1,000,000	5.00%, 12/1/2047, Call 12/1/2027	1,085,910
	Philadelphia Authority for Industrial Development
795,000	5.00%, 05/1/2027, Call 05/1/2026	912,986
500,000	8.00%, 01/1/2033, Call 01/1/2023	547,715
500,000	6.88%, 06/15/2033, Call 06/15/2023	537,785
1,000,000	6.60%, 11/1/2047, Call 11/1/2027	929,650
440,000	Quakertown General Authority, 4.00%, 07/1/2022	433,651
1,000,000	School District of Philadelphia, SAW, 5.00%, 09/1/2038, Call 09/1/2026	1,083,260
2,000,000	Southeastern Pennsylvania Transportation Authority, 5.00%, 06/1/2029, Call 06/1/2027	2,319,020
525,000	Sports & Exhibition Authority of Pittsburgh and Allegheny County, 5.00%, 12/15/2036, Call 12/15/2027	576,140
1,150,000	St. Mary Hospital Authority, 5.00%, 11/15/2023	1,288,241
275,000	Susquehanna Area Regional Airport Authority, 5.00%, 01/1/2035, Call 01/1/2028[2]	294,665
500,000	Upper Merion Area School District, SAW, 5.00%, 01/15/2034, Call 01/15/2026	564,985
		33,226,014
	Rhode Island – 0.3%
1,535,000	Rhode Island Commerce Corp., 5.00%, 07/1/2041, Call 07/1/2026	1,663,618
	Rhode Island Health & Educational Building Corp.
1,000,000	6.00%, 09/1/2033, Call 09/1/2023	1,170,180
1,000,000	8.38%, 01/1/2046, Call 01/1/2021	1,126,510
500,000	Rhode Island Health & Educational Building Corp., AGC, 6.25%, 05/15/2030, Call 05/15/2019	509,860
		4,470,168
	South Carolina – 1.1%
1,000,000	City of Columbia Waterworks & Sewer System Revenue, 5.00%, 02/1/2043, Call 02/1/2023	1,083,710
2,000,000	Lexington County Health Services District, Inc., 5.00%, 11/1/2041, Call 05/1/2026	2,129,440
2,500,000	Patriots Energy Group Financing Agency, 4.00%, 10/1/2048, Call 11/1/2023[1]	2,617,675
	South Carolina Jobs-Economic Development Authority
500,000	6.00%, 02/1/2035, Call 02/1/20232 3	494,355
1,000,000	5.00%, 11/1/2043, Call 05/1/2028	1,101,220
1,000,000	South Carolina Jobs-Economic Development Authority, AGM, 6.25%, 08/1/2034, Call 08/1/2021	1,108,090
2,000,000	South Carolina Ports Authority, 5.00%, 07/1/2038, Call 07/1/2028[2]	2,209,680
	South Carolina Public Service Authority
1,500,000	5.00%, 12/1/2028, Call 12/1/2026	1,675,620

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	South Carolina (Continued)
$730,000	5.00%, 12/1/2055, Call 06/1/2025	$759,937
1,015,000	5.25%, 12/1/2055, Call 12/1/2025	1,077,727
		14,257,454
	South Dakota – 0.1%
	South Dakota Health & Educational Facilities Authority
555,000	5.00%, 09/1/2040, Call 09/1/2027	609,296
1,235,000	5.00%, 11/1/2045, Call 11/1/2025	1,313,027
		1,922,323
	Tennessee – 1.1%
1,000,000	Bristol Industrial Development Board, 0.00%, 12/1/2031[3]	463,340
	Chattanooga-Hamilton County Hospital Authority
500,000	5.00%, 10/1/2034, Call 10/1/2024	534,980
1,220,000	5.00%, 10/1/2044, Call 10/1/2024	1,284,123
	Johnson City Health & Educational Facilities Board
500,000	6.50%, 07/1/2038, Call 07/1/2020	534,460
2,000,000	5.00%, 08/15/2042, Call 08/15/2022	2,090,520
	Knox County Health Educational & Housing Facility Board
365,000	5.25%, 05/1/2025, Call 11/1/2024[3]	327,099
45,000	6.00%, 05/1/2034, Call 11/1/2024[3]	38,883
2,000,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, 1.55%, 11/15/2030[1]	1,966,540
2,200,000	Shelby County Health Educational & Housing Facilities Board, AGM, 1.72%, 06/1/2042, Call 12/4/2018[1]	2,200,000
	Tennessee Energy Acquisition Corp.
1,055,000	5.00%, 02/1/2025	1,179,205
1,000,000	5.63%, 09/1/2026	1,136,730
1,000,000	4.00%, 05/1/2048, Call 02/1/2023[1]	1,036,400
1,500,000	4.00%, 11/1/2049, Call 08/1/2025[1]	1,564,560
		14,356,840
	Texas – 5.0%
85,000	Arlington Higher Education Finance Corp., 5.00%, 08/15/2048, Call 08/15/2027	78,926
	Austin Convention Enterprises, Inc.
500,000	5.00%, 01/1/2033, Call 01/1/2027	547,925
320,000	5.00%, 01/1/2034, Call 01/1/2027	349,034
	Central Texas Regional Mobility Authority
500,000	6.75%, 01/1/2041, Call 01/1/2021	546,205
2,000,000	5.00%, 01/1/2043, Call 01/1/2028	2,171,500
2,000,000	City of Arlington, AGM, 5.00%, 02/15/2048, Call 02/15/2028	2,187,100
1,000,000	City of El Paso, 5.00%, 08/15/2036, Call 08/15/2026	1,111,550
1,500,000	City of Fort Worth, 5.00%, 03/1/2027, Call 03/1/2026	1,731,600
250,000	City of Hackberry, 4.50%, 09/1/2038, Call 09/1/2027	254,328

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Texas (Continued)
	City of Houston
$500,000	5.25%, 09/1/2028, Call 09/1/2021	$536,045
1,000,000	4.00%, 03/1/2033, Call 03/1/2027	1,046,450
750,000	City of Houston Airport System Revenue, 5.00%, 07/15/2035, Call 07/15/2025[2]	798,555
1,500,000	City of Lewisville, 6.00%, 09/1/2037, Call 09/1/2022[3]	1,528,425
750,000	City of Sugar Land, 5.00%, 02/15/2029, Call 02/15/2027	871,012
	Clifton Higher Education Finance Corp.
500,000	5.00%, 08/15/2042, Call 08/15/2022	518,215
100,000	4.40%, 12/1/2047, Call 12/1/2022	94,973
1,500,000	4.60%, 12/1/2049, Call 12/1/2024	1,466,040
3,000,000	Dallas/Fort Worth International Airport, 5.00%, 11/1/2042, Call 11/1/2021[2]	3,133,080
1,000,000	Danbury Higher Education Authority, Inc., 6.50%, 08/15/2043, Call 08/15/2023	1,076,740
330,000	Decatur Hospital Authority, 6.63%, 09/1/2031, Call 09/1/2023	380,035
1,065,000	El Paso Downtown Development Corp., 5.00%, 08/15/2026	1,205,484
3,000,000	Grand Parkway Transportation Corp., 5.00%, 10/1/2038, Call 04/1/2028	3,390,030
1,000,000	Harris County Cultural Education Facilities Finance Corp., 5.00%, 11/15/2022	1,101,540
1,110,000	Harris County Toll Road Authority, 5.00%, 08/15/2043, Call 02/15/2028	1,238,838
475,000	Jefferson County Industrial Development Corp., 8.25%, 07/1/2032, Call 07/1/2022	481,660
500,000	Mission Economic Development Corp., 4.63%, 10/1/2031, Call 10/1/20212 3	507,350
	New Hope Cultural Education Facilities Finance Corp.
600,000	4.75%, 04/1/2034, Call 04/1/2024	600,642
1,000,000	5.00%, 04/1/2039, Call 04/1/2024	1,012,040
2,505,000	5.00%, 07/1/2047, Call 07/1/2025	2,258,007
	New Hope Cultural Education Facilities Finance Corp., AGM
375,000	5.00%, 07/1/2038, Call 07/1/2027	407,276
1,500,000	5.00%, 04/1/2046, Call 04/1/2024	1,583,025
2,200,000	5.00%, 07/1/2048, Call 07/1/2027	2,356,222
830,000	Newark Higher Education Finance Corp., 5.00%, 06/15/2037, Call 06/15/2022	801,772
1,050,000	North Texas Municipal Water District, 5.00%, 06/1/2024	1,195,225
	North Texas Tollway Authority
405,000	6.00%, 01/1/2028, Call 01/1/2019	406,296
95,000	6.00%, 01/1/2028, Call 01/4/2019	95,271
2,000,000	5.00%, 01/1/2035, Call 01/1/2027	2,233,700
905,000	Northside Independent School District, PSF, 1.75%, 06/1/2032, Call 12/26/2018[1]	885,814
1,000,000	Port of Corpus Christi Authority of Nueces County, 5.00%, 12/1/2036, Call 12/1/2028	1,134,870

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Texas (Continued)
$1,000,000	Red River Health Facilities Development Corp., 0.00%, 12/15/2047, Call 12/1/2021* [5]	$622,500
	SA Energy Acquisition Public Facility Corp.
1,000,000	5.50%, 08/1/2021	1,079,500
290,000	5.50%, 08/1/2027	341,194
1,750,000	San Antonio Independent School District, PSF, 5.00%, 08/15/2048, Call 08/15/2025	1,923,512
1,000,000	San Antonio Water System, 2.00%, 05/1/2043, Call 11/1/2021[1]	988,420
	State of Texas
2,000,000	5.00%, 10/1/2026, Call 10/1/2025	2,322,500
2,500,000	5.00%, 10/1/2036, Call 10/1/2025	2,819,675
	Tarrant County Cultural Education Facilities Finance Corp.
1,000,000	4.20%, 09/1/2025, Call 09/1/2023	1,066,090
2,000,000	5.00%, 11/15/2038, Call 05/15/2023	2,149,920
1,620,000	Texas City Industrial Development Corp., 4.13%, 12/1/2045, Call 02/4/2025	1,550,761
	Texas Municipal Gas Acquisition & Supply Corp. I
555,000	5.25%, 12/15/2025	635,758
170,000	6.25%, 12/15/2026	195,585
	Texas Municipal Gas Acquisition & Supply Corp. III
500,000	5.00%, 12/15/2028, Call 12/15/2022	538,970
500,000	5.00%, 12/15/2031, Call 12/15/2022	535,345
	Texas Private Activity Bond Surface Transportation Corp.
1,000,000	7.50%, 06/30/2032, Call 06/30/2020	1,072,730
1,345,000	7.00%, 06/30/2040, Call 06/30/2020	1,429,331
1,500,000	Texas Water Development Board, 4.00%, 10/15/2037, Call 10/15/2027	1,547,955
	Town of Westlake
400,000	5.50%, 09/1/2025	397,964
200,000	6.13%, 09/1/2035, Call 09/1/2025	195,780
1,200,000	Uptown Development Authority, 5.00%, 09/1/2036, Call 09/1/2026	1,289,064
		66,025,354
	Utah – 0.4%
200,000	County of Utah, 5.00%, 05/15/2036, Call 05/15/2028	227,360
	Salt Lake City Corp. Airport Revenue
1,200,000	5.00%, 07/1/2026[2]	1,370,820
1,000,000	5.25%, 07/1/2048, Call 07/1/2028[2]	1,113,530
	Utah Charter School Finance Authority
280,000	3.63%, 06/15/2021[3]	276,632
1,300,000	4.50%, 07/15/2027[3]	1,264,640
500,000	5.25%, 06/15/2037, Call 06/15/2027[3]	489,555
		4,742,537

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Vermont – 0.2%
$500,000	Vermont Educational & Health Buildings Financing Agency, 6.25%, 01/1/2041, Call 01/1/2021	$541,270
1,400,000	Vermont Student Assistance Corp., 5.00%, 06/15/2022[2]	1,498,602
		2,039,872
	Virginia – 1.3%
715,000	Celebrate North Community Development Authority, 4.69%, 03/1/2018[5]	429,000
1,000,000	Chesapeake Bay Bridge & Tunnel District, 5.00%, 07/1/2046, Call 07/1/2026	1,077,630
400,000	Chesterfield County Economic Development Authority, 5.00%, 05/1/2023, Call 05/1/2019	404,600
1,450,000	Federal Home Loan Mortgage Corporation Multifamily Variable Rate Demand Certificates, 4.15%, 04/15/2025, Call 04/15/2020[2]	1,471,286
2,000,000	Hampton Roads Sanitation District, 5.00%, 10/1/2030, Call 10/1/2027	2,352,160
3,000,000	Hampton Roads Transportation Accountability Commission, 5.50%, 07/1/2057, Call 01/1/2028	3,499,080
	Roanoke Economic Development Authority, AGM
5,000	5.00%, 07/1/2038, Call 07/1/2020[1]	5,230
245,000	5.00%, 07/1/2038, Call 07/1/2020	253,296
	Virginia Commonwealth Transportation Board
1,000,000	5.00%, 05/15/2028, Call 11/15/2027	1,192,490
2,500,000	4.00%, 05/15/2031, Call 05/15/2026	2,655,100
	Virginia Small Business Financing Authority
80,000	6.00%, 01/1/2037, Call 07/1/2022[2]	86,496
130,000	5.50%, 01/1/2042, Call 07/1/2022[2]	137,656
2,465,000	5.00%, 12/31/2049, Call 06/30/2027[2]	2,580,337
1,750,000	5.00%, 12/31/2052, Call 06/30/2027[2]	1,826,790
		17,971,151
	Washington – 2.5%
2,000,000	Clark County School District No. 114 Evergreen, School Bond Gty, 4.00%, 12/1/2034, Call 06/1/2028	2,101,140
	County of King Sewer Revenue
1,750,000	2.60%, 01/1/2043, Call 03/1/2021[1]	1,755,285
1,500,000	5.00%, 07/1/2047, Call 01/1/2025	1,644,240
2,000,000	Energy Northwest, 5.00%, 07/1/2032, Call 07/1/2028	2,339,600
	King County Public Hospital District No. 4
705,000	5.00%, 12/1/2038, Call 12/1/2025	665,809
1,000,000	7.00%, 12/1/2040, Call 12/1/2021	1,022,900
	King County School District No. 406 Tukwila, School Bond Gty
2,190,000	4.00%, 12/1/2030, Call 06/1/2026	2,325,320
1,560,000	4.00%, 12/1/2031, Call 06/1/2026	1,646,018
275,000	Ocean Shores Local Improvement District, 7.25%, 02/1/2031	327,011
1,500,000	Seattle Housing Authority, 1.25%, 04/1/2019, Call 12/26/2018	1,494,105

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Washington (Continued)
	State of Washington
$2,000,000	5.00%, 08/1/2037, Call 08/1/2023	$2,192,100
1,770,000	5.00%, 02/1/2038, Call 02/1/2027	1,994,879
1,435,000	5.00%, 07/1/2039, Call 07/1/2028	1,599,250
1,000,000	5.00%, 06/1/2040, Call 06/1/2026	1,113,890
275,000	Tacoma Consolidated Local Improvement Districts, 5.75%, 04/1/2043, Call 12/20/2018	274,942
	Washington Health Care Facilities Authority
190,000	5.00%, 10/1/2032, Call 10/1/2028	220,271
1,000,000	3.09% (SIFMA Municipal Swap Index Yield+140 basis points), 01/1/2035, Call 07/1/2024[4]	1,015,060
1,500,000	5.00%, 08/15/2036, Call 08/15/2027	1,588,425
1,500,000	6.38%, 10/1/2036, Call 01/4/2019	1,504,485
1,000,000	5.00%, 08/15/2037, Call 02/15/2028	1,112,050
1,820,000	5.00%, 03/1/2038, Call 03/1/2025	1,963,343
2,500,000	2.67% (LIBOR 1 Month+110 basis points), 01/1/2042, Call 01/1/2022[4]	2,525,800
1,000,000	Washington State Convention Center Public Facilities District, 5.00%, 07/1/2043, Call 07/1/2028	1,107,420
		33,533,343
	West Virginia – 0.2%
1,000,000	Monongalia County Commission Special District, 5.50%, 06/1/2037, Call 06/1/2027[3]	1,014,210
1,000,000	West Virginia Parkways Authority, 5.00%, 06/1/2037, Call 06/1/2028	1,140,780
		2,154,990
	Wisconsin – 1.2%
	Public Finance Authority
1,015,000	5.00%, 07/1/2022[2]	1,077,473
1,000,000	4.00%, 07/1/2027, Call 07/1/2024	1,002,460
500,000	5.75%, 02/1/2035, Call 02/1/2025	472,805
880,000	5.00%, 06/15/2037, Call 06/15/2024[3]	857,173
535,000	5.00%, 07/1/2037, Call 07/1/2024	546,749
1,000,000	5.00%, 09/30/2037, Call 09/30/2027[2]	1,081,850
1,000,000	6.50%, 12/1/2037, Call 12/1/2027[3]	1,108,330
500,000	5.75%, 04/1/2042, Call 04/1/2022	524,440
1,000,000	5.00%, 07/1/2042, Call 07/1/2022[2]	1,042,450
165,000	6.00%, 07/15/2042, Call 07/15/2022	172,824
450,000	5.50%, 03/1/2045, Call 03/1/2025[3]	453,263
1,000,000	5.63%, 07/1/2045, Call 07/1/2025[3]	971,640
196,361	3.75%, 07/1/2051, Call 03/15/20281 3	182,612
	Public Finance Authority, ACA
7,186	0.00%, 01/1/2046[3]	219
7,085	0.00%, 01/1/2047[3]	215
7,034	0.00%, 01/1/2048[3]	212

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Principal Amount		Value
	Municipal Bonds (Continued)
	Wisconsin (Continued)
$6,984	0.00%, 01/1/2049[3]	$210
6,882	0.00%, 01/1/2050[3]	205
7,540	0.00%, 01/1/2051[3]	224
7,490	0.00%, 01/1/2052[3]	221
7,388	0.00%, 01/1/2053[3]	217
7,338	0.00%, 01/1/2054[3]	215
7,237	0.00%, 01/1/2055[3]	211
7,135	0.00%, 01/1/2056[3]	207
7,085	0.00%, 01/1/2057[3]	205
6,984	0.00%, 01/1/2058[3]	201
6,933	0.00%, 01/1/2059[3]	198
6,882	0.00%, 01/1/2060[3]	196
6,781	0.00%, 01/1/2061[3]	192
6,730	0.00%, 01/1/2062[3]	190
6,629	0.00%, 01/1/2063[3]	187
6,579	0.00%, 01/1/2064[3]	184
6,528	0.00%, 01/1/2065[3]	182
6,427	0.00%, 01/1/2066[3]	179
83,706	0.00%, 01/1/2067[3]	2,319
	University of Wisconsin Hospitals & Clinics
1,405,000	5.00%, 04/1/2038, Call 04/1/2023	1,516,754
1,000,000	5.00%, 04/1/2043, Call 10/1/2028	1,096,230
3,000,000	Village of Mount Pleasant, MORAL OBLIG, 5.00%, 04/1/2048, Call 04/1/2028	3,275,940
400,000	Wisconsin Health & Educational Facilities Authority, 5.50%, 08/15/2030, Call 08/15/2020	423,096
175,000	Wisconsin Health & Educational Facilities Authority, AMBAC, 5.50%, 02/15/2019	176,199
		15,988,877
	Wyoming – 0.1%
500,000	County of Campbell, 5.75%, 07/15/2039, Call 07/15/2019	510,765
220,000	County of Sweetwater, 5.25%, 07/15/2026, Call 08/21/2019	224,774
		735,539
	Total Municipal Bonds (Cost $813,446,663)	812,918,762

Number of Shares
	Closed-End Mutual Funds – 0.6%
8,184	BlackRock Long-Term Municipal Advantage Trust	90,433
53,753	BlackRock MuniVest Fund, Inc.	457,438
31,817	BlackRock MuniYield Quality Fund, Inc.	420,621
72,299	Dreyfus Municipal Income, Inc.	557,425

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Closed-End Mutual Funds (Continued)
127,431	Dreyfus Strategic Municipal Bond Fund, Inc.	$908,583
30,359	Dreyfus Strategic Municipals, Inc.	222,835
23,539	DTF Tax-Free Income, Inc.	296,591
87,593	DWS Municipal Income Trust	905,712
17,462	Invesco Advantage Municipal Income Trust II	175,318
17,008	Invesco Municipal Opportunity Trust	192,530
23,118	Invesco Municipal Trust	257,997
11,819	Invesco Trust for Investment Grade Municipals	135,564
8,572	Neuberger Berman Municipal Fund, Inc.	109,722
37,184	Pioneer Municipal High Income Advantage Trust	386,342
123,034	Pioneer Municipal High Income Trust	1,344,762
108,960	Western Asset Managed Municipals Fund, Inc.	1,335,850
8,866	Western Asset Municipal Partners Fund, Inc.	120,578
	Total Closed-End Mutual Funds (Cost $9,138,880)	7,918,301

	Open-End Mutual Funds – 19.7%
13,876,193	Vanguard Intermediate-Term Tax-Exempt Fund - Admiral Class	191,213,938
6,579,689	Vanguard Limited-Term Tax-Exempt Fund - Admiral Class	71,192,233
	Total Open-End Mutual Funds (Cost $267,287,416)	262,406,171

	Private Funds – 12.0%
	MacKay Municipal Credit Opportunities Fund, LP*	30,073,539
	MacKay Municipal Opportunities Fund, LP*	129,203,534
	Total Private Funds (Cost $152,000,000)	159,277,073

	Short-Term Investment – 5.5%
72,738,948	BlackRock MuniCash - Institutional Shares, 1.55%[7]	72,746,222
	Total Short-Term Investment (Cost $72,742,172)	72,746,222

	Total Investments – 98.8% (Cost $1,314,615,131)	1,315,266,529
	Other assets less liabilities – 1.2%	16,419,622
	Total Net Assets – 100.0%	$1,331,686,151

*	Non-income producing security.
[1]	Variable rate security.
[2]	Alternative Minimum Tax eligible security.
[3]	144A restricted security.
[4]	Floating rate security.
[5]	Security is in default.
[6]	Rounds to less than 0.05%
[7]	The rate is the annualized seven-day yield at period end.

Aspiriant Risk-Managed Municipal Bond Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

AGM-CR – Assured Guaranty Municipal Custodial Receipts

AMBAC – American Municipal Bond Assurance Corporation

BAM – Build America Mutual Assurance Company

FGIC – Financial Guaranty Insurance Corporation

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

LIBOR – London Interbank Offered Rate

LP – Limited Partnership

NATL – National Public Finance Guarantee Corporation

OBLG – Obligation

PSF – Permanent School Fund Guaranteed

SAW – State Aid Withholding

SIFMA – Securities Industry and Financial Markets Association

ST RES FD GTY – State Resource Fund Guaranty

See accompanying Notes to Schedules of Investments.

Aspiriant Defensive Allocation Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Open-End Mutual Funds – 72.1%
	Alternative Diversifiers – 10.3%
7,669,838	Eaton Vance Global Macro Absolute Return Advantage Fund - Class R6	$73,170,256
1,697,301	GMO SGM Major Markets Fund - Class VI	53,108,536
		126,278,792
	Core/Alternative Diversifiers – 61.8%
14,682,683	GMO Benchmark-Free Allocation Fund - Class IV1	386,888,694
2,129,116	GMO Global Asset Allocation Fund - Class III	66,981,977
16,825,161	JPMorgan Global Allocation Fund - R6 Class	302,179,887
		756,050,558
	Total Open-End Mutual Funds (Cost $896,202,029)	882,329,350

	Exchange-Traded Fund – 0.7%
	Core Diversifier – 0.7%
247,382	iShares Core Moderate Allocation ETF	9,088,815
	Total Exchange-Traded Fund (Cost $9,519,263)	9,088,815

	Private Funds – 22.0%
	Alternative Diversifier – 8.3%
10,159,238	Water Island Merger Arbitrage Institutional Commingled Fund, LP - Class A	101,693,974
		101,693,974
	Core Diversifiers – 13.7%
	All Weather Portfolio Limited	121,327,274
	D. E. Shaw Orienteer International Fund, LP	45,712,160
		167,039,434
	Total Private Funds (Cost $274,330,244)	268,733,408

	Short-Term Investment – 5.5%
67,191,284	JPMorgan Prime Money Market Fund - Institutional Shares, 2.29%[2]	67,198,003
	Total Short-Term Investment (Cost $67,195,734)	67,198,003

	Total Investments – 100.3% (Cost $1,247,247,270)	1,227,349,576
	Liabilities in excess of other assets – (0.3)%	(3,570,273)
	Total Net Assets – 100.0%	$1,223,779,303

1	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.

Aspiriant Defensive Allocation Fund

SCHEDULE OF INVESTMENTS – Continued

As of November 30, 2018 (Unaudited)

ETF – Exchange-Traded Fund

LP – Limited Partnership

See accompanying Notes to Schedules of Investments.

Aspiriant Risk-Managed Taxable Bond Fund

SCHEDULE OF INVESTMENTS

As of November 30, 2018 (Unaudited)

Number of Shares		Value
	Open-End Mutual Funds – 85.9%
	Core – 75.7%
2,937,308	DoubleLine Total Return Bond Fund - I Class	$30,283,646
3,120,106	MetWest Total Return Bond Fund - Plan Class	30,046,618
1,323,044	PIMCO Income Fund - Institutional Class	15,572,227
4,046,918	Vanguard Total Bond Market Index Fund - Institutional Class[1]	41,642,785
		117,545,276
	Opportunistic – 10.2%
290,940	GMO Emerging Country Debt Fund - Class IV	7,739,009
1,435,880	Vanguard High-Yield Corporate Fund - Admiral Class	8,012,212
		15,751,221
	Total Open-End Mutual Funds (Cost $135,509,400)	133,296,497

	Short-Term Investment – 13.5%
21,057,874	JPMorgan Prime Money Market Fund - Institutional Shares, 2.29%[2]	21,059,979
	Total Short-Term Investment (Cost $21,061,807)	21,059,979

	Total Investments – 99.4% (Cost $156,571,207)	154,356,476
	Other assets less liabilities – 0.6%	877,917
	Total Net Assets – 100.0%	$155,234,393

[1]	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedules of Investments.

ASPIRIANT TRUST

NOTES TO THE SCHEDULES OF INVESTMENTS

November 30, 2018 (Unaudited)

1.	ORGANIZATION

Aspiriant Trust, which was organized on November 22, 2011, is a Delaware statutory trust registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, open-end management investment company (the “Trust”). The Trust currently consists of the following four diversified portfolios: Aspiriant Risk-Managed Equity Allocation Fund (the “Equity Allocation Fund”), which commenced operations on April 4, 2013, Aspiriant Risk-Managed Municipal Bond Fund (the “Municipal Bond Fund”), which commenced operations on July 1, 2015, Aspiriant Defensive Allocation Fund (the “Defensive Allocation Fund”), which commenced operations on December 14, 2015, and Aspiriant Risk-Managed Taxable Bond Fund (the “Taxable Bond Fund”, together with the Equity Allocation Fund, the Municipal Bond Fund, and the Defensive Allocation Fund, each individually referred to as a “Fund” or collectively, the “Funds”), which commenced operations on March 29, 2018. The Equity Allocation Fund has established two classes of shares: Advisor Shares and Institutional Shares. Only Advisor Shares have been offered and issued to date. The Municipal Bond Fund, the Defensive Allocation Fund, and the Taxable Bond Fund have each established, offered and issued only one class of shares. The Funds’ investment objectives are as follows:

The Equity Allocation Fund - The investment objective of the Equity Allocation Fund is to achieve long-term capital appreciation while considering federal tax implications of investment decisions. Under normal circumstances, the Equity Allocation Fund seeks to achieve its investment goal by investing at least 80% of its net assets (plus borrowings for investment purposes) in equity securities. The types of equity securities the Fund will invest in include common stock, preferred stock, and depositary receipts. The Fund also may invest in securities that provide exposure to equity securities (i.e. rights, warrants, and investment company shares). The Fund will hold a broad and diverse group of equity securities of companies in countries with developed and emerging markets. The Fund may invest in companies of any market capitalization. The adviser and sub-advisers generally will consider selling securities when other securities are identified that may result in a better opportunity.

The Municipal Bond Fund - The investment objective of the Municipal Bond Fund is to seek total return on investment through income exempt from regular federal income taxes and through capital appreciation. Under normal circumstances, the Municipal Bond Fund seeks to achieve its investment goal by investing at least 80% of its total assets in municipal securities that pay income that is exempt from regular federal personal income tax. These municipal securities include obligations issued by U.S. states and their subdivisions, authorities, instrumentalities, and corporations, as well as obligations issued by U.S. territories (such as Puerto Rico, the U.S. Virgin Islands and Guam), which may include a focus on the California municipal securities market. The Municipal Bond Fund may invest without limit in securities that generate income subject to the federal alternative minimum tax. The Municipal Bond Fund may invest in bonds of any maturity and duration. The Municipal Bond Fund may invest in securities of other investment companies, including open-end and closed-end funds, exchange-traded funds (“ETFs”) and private funds that invest primarily in securities of the types in which the Municipal Bond Fund may invest directly.

The Defensive Allocation Fund – The investment objective of the Defensive Allocation Fund is to achieve long-term investment returns with lower risk and lower volatility than the stock market, and with relatively low correlation to stock and bond market indexes. Under normal circumstances, the Defensive Allocation Fund seeks to achieve its investment objective by investing primarily in underlying funds (the “Underlying Funds”) and may, to a limited extent, invest in separately managed accounts (“SMAs”), which are private portfolios of securities for individual accounts. The Fund seeks to provide a return that has lower volatility than traditional asset classes (i.e., public equity and investment grade bonds) by combining several non-traditional or alternative asset class exposures, including investments that focus on a specialized asset class (i.e., long-short strategies). The Defensive Allocation Fund’s exposures may include global equities, global fixed income, market neutral, global macro, managed futures, relative value, long/short equity, long/short debt, merger arbitrage, convertible arbitrage, security arbitrage, managed futures, derivatives and other non-traditional strategies.

The Taxable Bond Fund – The investment objective of the Taxable Bond Fund is to maximize long-term total return. The Fund invests primarily in Underlying Funds and may, to a limited extent, invest in SMAs. To achieve its investment objective, under normal market conditions, the Fund invests through Underlying Funds and SMAs at least 80% of its net assets (plus the amount of borrowings for investment purposes) in bonds and other fixed income securities. The Fund intends to allocate its assets to Underlying Funds and SMAs that primarily invest in various types of bonds and other securities, typically government and agency bonds, corporate bonds, notes, mortgage-related and asset-backed securities, collateralized debt obligations, zero coupon bonds, bank loans, money market instruments, repurchase agreements, swaps, futures, options, credit default swaps, private placements and restricted securities. These investments may have interest rates that are fixed, variable or floating. The Underlying Funds and SMAs may invest in the U.S. and abroad, including international and emerging markets, and may purchase securities of any credit rating and varying maturities issued by domestic and foreign corporations, entities and governments.

Aspiriant, LLC (the “Adviser”) serves as the investment adviser to the Funds. The Board of Trustees (“Trustees”) of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedules of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Trust is an investment company and follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

(a)	Securities Valuations

Securities are valued at market value as of the regularly scheduled close of trading (generally 4:00 p.m. Eastern time) on each business day when the New York Stock Exchange (“NYSE”) is open. Securities listed on the NYSE or other exchanges are valued on the basis of the last reported sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different from the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, then the securities are valued at the bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter (“OTC”) market are valued on the basis of the last sales price as reported by NASDAQ®. If there are no sales on that day, then the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ®. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Board. Debt securities including listed issues, are valued by using an evaluated mean price furnished by an independent pricing service, which may use matrix and valuation models as necessary to formulate its prices.

In the case of certain foreign securities, the local exchange close occurs at various times before the close of the NYSE. Therefore, foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local close prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets in determining fair value as of the time each Fund calculates its net asset value (“NAV”). Foreign currency exchange rates are generally determined at the close of the NYSE.

Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV.

The investments in private funds, that are not publicly traded, such as limited partnerships, limited liability companies and exempted companies, are typically valued using NAV as a practical expedient, as reported by the private funds’ managers and their agents, when the NAV is calculated in a manner consistent with measurement principles in FASB ASC Topic 946 for investment companies. Such values are calculated according to the valuation policies of the particular private fund. Investments in private funds are subject to the terms of the private funds’ offering documents. Valuations of the private funds may be subject to estimates and are net of management, performance incentive fees or allocations payable to the private funds’ managers as required by the private funds’ offering documents.

The Board oversees the Trust’s Valuation Committee, whose actions are reported to the Board at least quarterly and more frequently, if appropriate.

(b)	Fair Value Measurements and Disclosures

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments. These inputs are summarized into three broad levels as described below:

• Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities;

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, benchmark yields, bids, offers, transactions, spreads, cash collateral received as part of the securities lending program, and other relationships observed in the markets among market securities, underlying equity of the issuer, proprietary pricing models, credit risk, etc.); or

• Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The Trust measures the fair value of its investments in private funds that do not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV should be adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, which may impact the fair value of the investment, are not considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date and any unfunded commitments. The Trust is permitted to invest in private fund investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investment.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Equity Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedule of Investments:

				NAV Practical
Assets	Level 1	Level 2	Level 3	Expedient	Total
Common Stocks
Australia	$-	$3,237,494	$-	$-	$3,237,494
Austria	-	2,207,683	-	-	2,207,683
Belgium	-	5,590,097	-	-	5,590,097
Bermuda	7,894,511	2,243,049	-	-	10,137,560
Brazil	1,159,516	-	-	-	1,159,516
Canada	17,315,818	-	-	-	17,315,818
Cayman Islands	57,820	1,432,027	-	-	1,489,847
Chile	1,625,048	-	-	-	1,625,048
China	1,576,097	2,234,043	-	-	3,810,140
Colombia	259,345	-	-	-	259,345
Curacao	37,118	-	-	-	37,118
Denmark	196,550	3,733,996	-	-	3,930,546
Finland	-	2,045,103	-	-	2,045,103
France	440,268	2,932,541	-	-	3,372,809
Germany	166,716	2,022,191	-	-	2,188,907
Guernsey	6,581,549	74,411	-	-	6,655,960
Hong Kong	11,078,735	8,828,325	-	-	19,907,060
India	1,273,518	-	-	-	1,273,518
Indonesia	145,765	-	-	-	145,765
Ireland	1,871,756	183,322	-	-	2,055,078
Isle of Man	-	35,425	-	-	35,425
Israel	4,740,046	1,508,576	-	-	6,248,622
Italy	792,546	1,821,876	-	-	2,614,422
Japan	5,915,169	35,080,044	-	-	40,995,213
Jersey	572,253	-	-	-	572,253
Luxembourg	74,233	103,253	-	-	177,486
Netherlands	495,373	766,657	-	-	1,262,030
New Zealand	-	2,921,613	-	-	2,921,613
Norway	-	3,405,052	-	-	3,405,052
Portugal	-	622,330	-	-	622,330
Singapore	534,064	663,774	-	-	1,197,838
South Korea	1,785,239	-	-	-	1,785,239
Spain	93,422	1,311,865	-	-	1,405,287
Sweden	286,458	3,190,936	-	-	3,477,394
Switzerland	7,982,227	6,177,021	-	-	14,159,248
Taiwan	9,269,317	-	-	-	9,269,317
Thailand	198,720	-	-	-	198,720
United Kingdom	7,935,323	8,476,482	-	-	16,411,805
United States	191,847,909	-	-	-	191,847,909
Virgin Islands (British)	115,456	-	-	-	115,456
Exchange-Traded Funds	210,274,102	-	-	-	210,274,102
Closed-End Mutual Fund	-	26,342	-	-	26,342
Open-End Mutual Fund	284,060,722	-	-	-	284,060,722
Preferred Stock
Germany	-	3,087,998	-	-	3,087,998
Private Fund	-	-	-	52,506,310	52,506,310
Short-Term Investments	172,544,445	101,197,238	-	-	273,741,683
Total Investments	$951,197,154	$207,160,764	$-	$52,506,310	$1,210,864,228

Certain investments valued using the NAV as a practical expedient in which the Equity Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Equity Allocation Fund and their attributes as of November 30, 2018:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Months)	Redemption Terms
Private Funds- Long/Short Equity(a)	$52,506,310	N/A	Indefinite	Monthly	2	N/A
	$52,506,310	N/A

(a)	This category includes funds that employ long and short trading in common stock and preferred stock of U.S. and foreign issuers and attempt to achieve capital appreciation.

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Municipal Bond Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investments:

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total

Municipal Bonds	$-	$812,918,762	$-	$-	$812,918,762
Closed-End Mutual Funds	7,918,301	-	-	-	7,918,301
Open-End Mutual Funds	262,406,171	-	-	-	262,406,171
Private Funds	-	-	-	159,277,073	159,277,073
Short-Term Investment	72,746,222	-	-	-	72,746,222
Total Investments	$343,070,694	$812,918,762	$-	$159,277,073	$1,315,266,259

Certain investments valued using the NAV as a practical expedient in which the Municipal Bond Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Municipal Bond Fund and their attributes as of November 30, 2018:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Days)	Redemption Terms
Private Funds- Fixed Income Relative-Value(a)	$159,277,073	N/A	Indefinite	Quarterly	65	25% investor level gate, if redemptions exceed 25% of total fund's assets
	$159,277,073	N/A

(a)	This category includes funds that apply both a top-down overlay and bottom-up credit research in the construction of U.S. tax exempt and taxable portfolios.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Municipal Bond Fund’s net assets as of November 30, 2018:

Private Fund	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Mackay Municipal Opportunities Fund, LP	9.7%	Fixed Income Relative-Value	The net asset value will be the value of all assets of the fund (including accrued interest and dividends) less all of the liabilities of the fund.	Quarterly	25% investor level gate, if redemptions exceed 25% of total fund's assets

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Defensive Allocation Fund’s assets. Investments valued using NAV as practical expedient are listed in a separate column to permit reconciliation to the totals in the Schedules of Investment

Assets	Level 1	Level 2	Level 3	NAV Practical Expedient	Total
Open-End Mutual Funds:
Alternative Diversifiers	$126,278,792	$—	$—	$—	$126,278,792
Core/Alternative Diversifiers	756,050,558	—	—	—	756,050,558
Exchange-Traded Fund:
Core Diversifier	9,088,815	—	—	—	9,088,815
Private Funds:
Alternative Diversifier	—	—	—	101,693,974	101,693,974
Core Diversifiers	—	—	—	167,039,434	167,039,434
Short-Term Investment	67,198,003	—	—	—	67,198,003
Total Investments	$958,616,168	$—	$—	$268,733,408	$1,227,349,576

Certain investments valued using the NAV as a practical expedient in which the Defensive Allocation Fund invests have limitations on liquidity which may result in limitations on redemptions including, but not limited to, redemption frequency and gates. The following is a listing of these investments held by the Defensive Allocation Fund and their attributes as of November 30, 2018:

Investment Category	Fair Value	Unfunded Commitments	Remaining Life	Redemption Frequency	Notice Period (in Business Days)	Redemption Terms
Private Funds–
Merger Arbitrage (a)	$101,693,974	N/A	Indefinite	Daily	3	N/A
Risk Parity (b)	167,039,434	N/A	Indefinite	Monthly	5-10	N/A
	$268,733,408	N/A

(a)	This category includes the funds that primarily focus on definitive merger arbitrage opportunities and aim to capture idiosyncratic spread returns by investing in securities of, and financial instruments relating to, companies subject to publicly announced mergers and acquisitions.

(b)	This category includes the funds that hold a globally diversified portfolio with approximately equal risk allocations across equities, developed market sovereign bonds, credit (e.g., corporate and emerging country debt) and inflation hedges (e.g., commodities and inflation linked sovereign debt), and some relative value positions to drive outperformance or fund alpha.

The following is a summary of the fair value as percentage of net assets, and liquidity provisions for investments valued using the NAV as a practical expedient constituting greater than 5% of the Defensive Allocation Fund’s net assets as of November 30, 2018:

Private Funds	Fair Value as % of Net Assets	Investment Strategy	Valuation Policy of Leveraged Investment	Redemption Frequency	Redemption Terms
Water Island Merger Arbitrage Institutional Commingled Fund, LP – Class A	8.3%	Merger Arbitrage	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Daily	N/A
All Weather Portfolio Limited	9.9%	Risk Parity	The net asset value will be the value of all assets of the fund less all of the liabilities of the fund.	Monthly	N/A

The following is a summary of the inputs used, as of November 30, 2018, in valuing the Taxable Bond Fund’s assets:

Assets	Level 1	Level 2	Level 3	Total
Open-End Mutual Funds:
Core	$117,545,276	$—	$—	$117,545,276
Opportunistic	15,751,221	—	—	15,751,221
Short-Term Investment	21,059,979	—	—	21,059,979
Total Investments	$154,356,476	$—	$—	$154,356,476

3.	FEDERAL INCOME TAXES

At November 30, 2018, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

	Equity Allocation Fund	Municipal Bond Fund	Defensive Allocation Fund	Taxable Bond Fund
Cost of investments	$1,083,679,854	$1,321,262,665	$1,247,247,270	$156,571,207

Gross unrealized appreciation	$136,384,961	$15,574,028	$15,343,490	$13,390
Gross unrealized depreciation	(9,200,586)	(21,570,164)	(35,241,184)	(2,228,121)
Net unrealized appreciation/(depreciation) on investments	$127,184,375	$(5,996,136)	$(19,897,694)	$(2,214,731)

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter of the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Aspiriant Trust

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	1/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert J. Francais
Title	Robert J. Francais, President

Date	1/27/2019

By	/s/ Douglas S. Hendrickson
Title	Douglas S. Hendrickson, Treasurer and Principal Financial Officer

Date	1/27/2019